UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:   811-09086

TD Asset Management USA Funds Inc.
(FORMERLY KNOWN AS TD WATERHOUSE FAMILY OF FUNDS, INC.)

(Exact name of registrant as specified in charter)

31 West 52nd Street, New York, New York (Address of principal executive offices)	10019 (Zip code)

David A. Hartman, President, TD Asset Management USA Funds Inc.
31 West 52nd Street, New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code:   212-827-7061

Date of fiscal year end:   October 31, 2006

Date of reporting period:   October 31, 2006

Item 1. Reports to Stockholders.

Annual Report
October 31, 2006

TD Asset Management
USA Funds Inc.

Money Market Portfolio
– Investor Class
  – Premium Class

U.S. Government Portfolio
– Investor Class

Municipal Portfolio
– Investor Class

California Municipal Money Market Portfolio
– Investor Class

New York Municipal Money Market Portfolio
– Investor Class

TD ASSET MANAGEMENT USA FUNDS INC.
Board of Directors and Executive Officers

DIRECTORS

George F. Staudter†	Lawrence J. Toal
Independent Financial Consultant	Retired Chairman, President
and CEO of Dime Savings Bank
and Former President and CEO
of Dime Bancorp, Inc.

Richard W. Dalrymple	Peter B. M. Eby
Chairman of CheckSpring	Corporate Director
Community Corp.

EXECUTIVE OFFICERS

George O. Martinez*	Christopher Salfi
President and	Treasurer and
Chief Executive Officer	Chief Financial Officer

Michele R. Teichner
Chief Compliance Officer

*	Affiliated Person of the Distributor
†	Interested Director

2

TD ASSET MANAGEMENT USA FUNDS INC.
Service Providers

Investment Manager	Transfer Agent
& Administrator	National Investor Services Corp.
TD Asset Management USA Inc.	One Harborside Financial Center
31 West 52nd Street	Jersey City, NJ 07311
New York, NY 10019

Independent Registered	Shareholder Servicing Agent
Public Accounting Firm	TD AMERITRADE, Inc.
Ernst & Young LLP	P.O. Box 2209
5 Times Square	Omaha, NE 68103-2209
New York, NY 10036	Customer Service Department
1-800-934-4448

Custodian	Legal Counsel
The Bank of New York	Willkie Farr & Gallagher LLP
One Wall Street	787 Seventh Avenue
New York, NY 10286	New York, NY 10019

Distributor	Independent Directors
Funds Distributor, Inc.	Counsel
100 Summer Street	Morrison & Foerster LLP
Boston, MA 02110	2000 Pennsylvania Avenue, N.W.
Washington, DC 20006

3

TD ASSET MANAGEMENT USA FUNDS INC.

  Commentary

Market Review

US equities moved higher in two waves over the fiscal year ended October 31, 2006, as investors remained focused on the Federal Reserve Open Market Committee (Federal Reserve) as it monitored key economic data to assess the need for further interest rate hikes.

Stocks advanced in the first six months of the period, bolstered by better-than-expected earnings and the prospect that the Federal Reserve might be near an end to raising rates. Share prices retreated early in the second half of the fiscal year, however, as minutes of the central bank’s May meeting showed that policy makers still had some concern about inflation risks, increasing the potential for another move up.

Indeed, the Federal Reserve pushed rates up by 0.25% for a 17th consecutive time at the end of June, lifting the federal funds rate to 5.25%. But along with that rate increase, it indicated economic growth was moderating, rekindling expectations that the tightening cycle could soon be over. That set the stage for rallies in stocks and bonds.

Financial markets regained their footing in the latter part of the fiscal year as the Federal Reserve eventually moved to the sidelines, easing concern that high energy prices and a weakening housing sector may dampen consumer spending and corporate earnings growth. The central bank noted that “the moderation in economic growth appears to be continuing, partly reflecting a cooling of the housing market.” It also said that “readings on core inflation have been elevated” but that inflation pressures could ease with the help of the previous rate increases and a decline in energy prices.

Both equities and bonds benefited from the prospect that the Federal Reserve may continue to hold interest rates steady and registered positive returns for the 12-month period. The advance in equities was paced by the more stable, typically dividend-paying, larger-cap shares, which drove the Dow Jones Industrial Average to a record high in October. The S&P 500 Index climbed to the highest level since November 2000.

As generally anticipated, US economic growth moderated over the first three quarters of calendar 2006. GDP (gross domestic product) grew at an annualized rate of 1.6% in the third quarter — compared with 2.6% in the previous quarter and 5.6% in the first quarter — as housing cooled and the trade deficit widened. During the third quarter, residential housing construction decreased at a 17.4% annualized rate, the biggest decline since the first quarter of 1991, after falling 11.1% in the second quarter. Housing starts fell for a third month in a row in August, to the lowest level in three years as higher mortgage rates slowed sales, while the sales of new and previously owned homes slipped more than forecast. At the same time, homebuyer affordability hit the lowest level since 1989 and the inventory of unsold homes reached the highest since 1995.

Although higher on the quarter, the trade deficit narrowed to $64.3 billion in September from a record $69.0 billion in August, the biggest decline in almost two years, as imports

4

decreased and exports rose to an all-time high. A weaker US dollar is making US goods cheaper overseas, which may help stabilize the trade deficit in the months ahead. The dollar is down relative to other major currencies like the euro and British pound due partly to the Federal Reserve’s move to the sidelines while the European Central Bank and Bank of England raised interest rates in 2006 and the Bank of Japan indicated it was poised to follow suit. Also weighing on the currency is the Chinese central bank’s recent decision to diversify its foreign exchange reserves away from the US dollar.

September’s trade report showed import prices dropped 2.0% for a second straight month, thanks in part to cheaper energy costs, which points to potentially lower inflation, reinforcing the prospect that the Federal Reserve may stay on hold into 2007. Oil hit a peak of $77 a barrel in July before falling in October below $60, where it was a year earlier, as supply concerns eased along with geopolitical tensions. The core personal consumption expenditures index, an inflation measure favored by the Federal Reserve that excludes the volatile food and energy components, rose at a 2.3% annualized rate in the third quarter after rising at a 2.7% pace during the previous three months.

On the employment front, the economy produced a fewer-than-expected 92,000 jobs in October, but job gains for the previous two months were revised higher by 139,000 — September improved to 148,000 from 51,000, while August jumped to 230,000 from 188,000. That put the three-month trend at a healthy 157,000 jobs per month. Because fewer people are entering the labor force than in the past, smaller monthly job gains, in the area of 130,000, are needed to keep the unemployment rate down. As a result, the jobless rate fell from 4.6% to 4.4%, the lowest since 2001.

Meanwhile, the average hourly growth — an important number in the employment report that influences inflation expectations — was stronger than forecast, rising 0.4% during the month and a healthy 3.9% over the year. So, while the Federal Reserve generally believes that the economy seems likely to expand at a moderate pace, it will continue to watch key economic data — such as employment, housing and inflation — to assess the need for further monetary policy action.

As always, we thank you for your business. We look forward to helping you manage your money successfully.

/s/ David A. Hartman

David A. Hartman
Managing Director
TD Asset Management USA Inc.

December 18, 2006

Money Market Funds are neither FDIC-Insured nor guaranteed by the US Government and are not deposits or obligations of, or guaranteed by, any bank. There can be no assurance that these Funds will be able to maintain a stable net asset value of $1 per share. An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a prospectus containing this and other information about the Funds, please call 1-800-934-4448. The prospectus should be read carefully before investing or sending money.

Distributor: Funds Distributor, Inc.

5

Disclosure of Portfolio Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a Portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Portfolio’s gross income, directly reduce the investment return of the Portfolio. A Portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2006 through October 31, 2006).

The table on the following page illustrates your Portfolio’s costs in two ways.

•	Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Portfolio in the “Actual” line under the heading “Expenses Paid During Period.”

•	Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Portfolio’s actual expense ratio. This information assumes that the Portfolio had a return of 5% before expenses during the year, (which is not the Portfolio’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Portfolios and other Portfolios by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

6

Disclosure of Portfolio Expenses (Con’t.) (Unaudited)

	Beginning Account Value 5/1/06	Ending Account Value 10/31/06	Annualized Expense Ratios 5/1/2006 to 10/31/06	Expenses Paid During Period* 5/1/2006 to 10/31/06

Money Market Portfolio – Investor Class

Actual	$1,000.00	$1,022.40	0.90%	$4.59
Hypothetical (5% Return before expenses)	1,000.00	1,020.67	0.90	4.58

Money Market Portfolio – Premium Class

Actual	1,000.00	1,024.10	0.57	2.91
Hypothetical (5% Return before expenses)	1,000.00	1,022.33	0.57	2.91

US Government Portfolio – Investor Class

Actual	1,000.00	1,021.70	0.94	4.79
Hypothetical (5% Return before expenses)	1,000.00	1,020.47	0.94	4.79

Municipal Portfolio – Investor Class

Actual	1,000.00	1,013.20	0.96	4.87
Hypothetical (5% Return before expenses)	1,000.00	1,020.37	0.96	4.89

California Municipal Money Market
Portfolio – Investor Class

Actual	1,000.00	1,011.40	0.96	4.87
Hypothetical (5% Return before expenses)	1,000.00	1,020.37	0.96	4.89

New York Municipal Money Market
Portfolio – Investor Class

Actual	1,000.00	1,011.30	1.00	5.07
Hypothetical (5% Return before expenses)	1,000.00	1,020.16	1.00	5.09

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

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TD ASSET MANAGEMENT USA FUNDS INC. (unaudited)

PORTFOLIO SUMMARIES AS OF 10/31/06

	Money Market		US Government

	Invests in high-quality money market securities.		Invests in securities that are issued or guaranteed by the US Government, its agencies, or instrumentalities.***

	Investor Class	Premium Class	Investor Class

Seven-Day Yield*	4.50%	4.84%	4.39%

Seven-Day Effective Yield*	4.60%	4.95%	4.49%

Maturity Composition**
Average maturity is the weighted average of the number of days to the maturity date, reset date or earliest date to put or demand the principal and interest of a security.

Portfolio Composition**
All figures are shown as a percentage of the Portfolio’s investments. All of the Portfolio’s securities are in the top tier of credit quality.

A.	49.0%	Bank Obligations	A.	43.4%	Repurchase Agreements
B.	41.4%	Corporate Obligations	B.	32.7%	US Government Agency Obligations
C.	4.7%	Repurchase Agreements	C.	23.9%	US Guaranteed Obligations
D.	4.4%	Taxable Municipal Obligations
E.	0.5%	US Government Agency Obligations

	Municipal	California Municipal Money Market	New York Municipal Money Market

	Invests primarily in high quality municipal securities that pay interest exempt from Federal Income Taxes.****	Invests primarily in high quality municipal securities that pay interest exempt from Federal and CA State Income taxes.****	Invests primarily in high quality municipal securities that pay interest exempt from Federal, NY State and NYC Income taxes.****

	Investor Class	Investor Class	Investor Class

Seven-Day Yield*	2.60%	2.58%	2.48%

Seven-Day Effective Yield*	2.64%*****	2.61%*****	2.51%*****

Maturity Composition**
Average maturity is the weighted average of the number of days to the maturity date, reset date or earliest date to put or demand the principal and interest of a security.

Portfolio Composition**
All figures are shown as a percentage of the Portfolio’s investments. All of the Portfolio’s securities are in the top tier of credit quality.
A.	54.6%	7-Day Demand Notes	A.	61.2%	7-Day Demand Notes	A.	76.6%	7-Day Demand Notes
B.	29.2%	Tax-Exempt Commercial Paper	B.	33.8%	Tax-exempt Commercial Paper	B.	11.5%	Tax-exempt Commercial Paper
C.	8.5%	Put-Bonds	C.	3.8%	Tax-exempt Notes	C.	7.4%	Put-Bonds
D.	3.0%	Tax-exempt Notes	D.	1.2%	Daily Demand Notes	D.	2.4%	Municipal Bonds
E.	3.0%	Municipal Bonds				E.	2.1%	Daily Demand Notes
F.	1.7%	Daily Demand Notes

*

The seven-day yield is calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market portfolio yields fluctuate, and that past performance is not an indication of future results.

**	Maturity and Portfolio compositions are subject to change.
***	US Government guarantee applies to the underlying securities of the Portfolio and not the Portfolio shares.
****	Income may be subject to federal alternative minimum tax.
*****

Tax-equivalent yield for the Municipal, California Municipal Money Market and New York Municipal Money Market Portfolio is 4.06%, 4.69% and 4.38%, respectively. This is assuming a 2006 maximum tax rate of 35% federal for the Municipal Portfolio, 44.3% federal and state for the California Municipal Money Market Portfolio, and 42.7% federal and state for the New York Municipal Money Market Portfolio.

8	9

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-934-4448, or by visiting the SEC’s website at http://www.sec.gov.

The Portfolios’ proxy voting record for the most recent 12-month period ended June 30th is available, without charge, online at www.tdamusa.com. Login to our website and click on Individual Investors, Proxy Voting Rights. It is also available by visiting the SEC’s website at http://www.sec.gov.

The Portfolios file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form NQ filings are available online at www.tdamusa.Com. Login to our website and click on Individual Investors, Financial Reporting, Quarterly Portfolio Holdings Report. It is also available by visiting the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

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TABLE OF CONTENTS

Statements of Assets and Liabilities	12

Statements of Operations	14

Statements of Changes in Net Assets	16

Financial Highlights	20

Notes to Financial Statements	32

Money Market Portfolio
Schedule of Investments	41

US Government Portfolio Schedule of Investments	51

Municipal Portfolio
Schedule of Investments	53

California Municipal Money Market Portfolio
Schedule of Investments	62

New York Municipal Money Market Portfolio
Schedule of Investments	65

Notes to Schedules of Investments	68

Report of Independent Registered Public
Accounting Firm	70

Special Meetings of the Shareholders	71

Directors and Officers Information	74

11

Statements of Assets and Liabilities
October 31, 2006

	Money Market Portfolio	US Government Portfolio	Municipal Portfolio	California Municipal Money Market Portfolio	New York Municipal Money Market Portfolio
ASSETS
Investments in securities, at value (including repurchase agreements of $487,919,000, $752,106,000, $0, $0, and $0, respectively) (Note 2)	$ 10,218,594,116	$1,731,609,391	$ 738,095,548	$315,264,286	$ 145,563,627
Cash	—	—	—	252,091	182,664
Receivable for capital shares sold	153,260,560	24,808,650	10,486,425	6,047,942	2,448,129
Interest receivable	44,256,152	3,036,483	4,875,830	2,028,958	967,681
Prepaid expenses	2,147,802	251,397	176,277	81,615	79,286

TOTAL ASSETS	10,418,258,630	1,759,705,921	753,634,080	323,674,892	149,241,387
LIABILITIES
Payable for securities purchased	175,000,000	31,154,200	—	—	—
Payable for capital shares redeemed	156,477,214	30,101,732	11,545,661	4,569,127	1,137,640
Payable to Investment Manager and its affiliates (Note 3)	7,062,911	1,307,385	562,969	241,498	111,826
Dividends payable to shareholders	1,252,851	205,172	52,191	22,233	10,156
Accrued expenses	385,656	24,673	55,141	30,390	29,853
Payable to custodian	35,170	112,481	547,452	—	—

TOTAL LIABILITIES	340,213,802	62,905,643	12,763,414	4,863,248	1,289,475

NET ASSETS	$ 10,078,044,828	$1,696,800,278	$ 740,870,666	$318,811,644	$ 147,951,912

Net assets consist of:
Paid-in-capital ($.0001 par value common stock, 33 billion, 20 billion, 10 billion, 10 billion and 10 billion shares authorized, respectively)	$ 10,078,153,286	$1,696,783,160	$ 741,021,892	$318,806,031	$ 147,856,402
Distributions in excess of net investment income	(431)	—	—	—	(3,718)
Accumulated net realized gains
(losses) from security transactions	(108,027)	17,118	(151,226)	5,613	99,228

Net assets, at value	$ 10,078,044,828	$1,696,800,278	$ 740,870,666	$318,811,644	$ 147,951,912

Investor Class net asset value,
redemption price and offering price per share (Note 2)	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

	($8,618,221,636 ÷ 8,618,315,899 shares)	($1,696,800,278 ÷ 1,696,783,160 shares)	($740,870,666 ÷ 741,021,892 shares)	($318,811,644 ÷ 318,806,031 shares)	($147,951,912 ÷ 147,873,393 shares)
Premium Class net asset value,
redemption price and offering price per share (Note 2)	$ 1.00	N/A	N/A	N/A	N/A

	($1,459,823,192 ÷
	1,459,837,387 shares)

Please see accompanying notes to financial statements.

12	13

Statements of Operations
For the Year Ended October 31, 2006

	Money Market Portfolio	US Government Portfolio	Municipal Portfolio	California Municipal Money Market Portfolio	New York Municipal Money Market Portfolio
INVESTMENT INCOME
Interest income	$ 409,437,295	$ 77,932,649	$ 24,949,805	$ 10,344,774	$ 4,864,348
EXPENSES
Distribution fees (Note 3)	28,857,885	5,555,742	2,519,604	1,060,746	487,542
Shareholder servicing fees (Note 3)	18,831,405	4,030,042	1,856,155	775,888	366,711
Investment management fees (Note 3)	11,014,711	2,494,353	1,198,839	496,941	242,539
Transfer agent fees (Note 3)	9,446,352	1,989,429	925,015	384,990	185,027
Administration fees (Note 3)	1,652,315	377,411	182,552	74,635	38,342
Directors' fees (Note 4)	27,486	24,717	24,450	26,346	23,031
Registration fees	760,260	265,097	184,019	66,057	55,114
Custody fees	308,016	98,677	71,521	28,173	19,983
Shareholder reports and mailing	124,685	53,311	15,571	4,009	1,126
Professional fees	128,121	33,413	22,972	17,588	12,139
Other expenses	177,429	40,573	28,610	12,881	9,901

TOTAL EXPENSES	71,328,665	14,962,765	7,029,308	2,948,254	1,441,455

Fees waived/expenses reimbursed by the Investment Manager and its affiliates (Note 3)	(1,373,273)	(366,864)	(217,552)	(175,570)	(96,940)
Reduction in custody fees due to earnings
credits (Note 2)	(37,269)	(5,236)	(6,816)	(11,671)	(6,636)

NET EXPENSES	69,918,123	14,590,665	6,804,940	2,761,013	1,337,879

NET INVESTMENT INCOME	339,519,172	63,341,984	18,144,865	7,583,761	3,526,469

NET REALIZED GAINS (LOSSES) FROM SECURITY TRANSACTIONS	(125,518)	316	(3,123)	5,549	109,325

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 339,393,654	$ 63,342,300	$ 18,141,742	$ 7,589,310	$ 3,635,794

Please see accompanying notes to financial statements.

14	15

Statements of Changes in Net Assets

	Money Market Portfolio		US Government Portfolio		Municipal Portfolio
	Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2006	Year Ended October 31, 2005
OPERATIONS:
Net investment income	$ 339,519,172	$ 129,020,711	$ 63,341,984	$ 30,891,493	$ 18,144,865	$ 10,190,680
Net realized gains (losses)
from security transactions	(125,518)	(12,975)	316	4,121	(3,123)	(135,876)

Net increase in net assets from operations	339,393,654	129,007,736	63,342,300	30,895,614	18,141,742	10,054,804

DIVIDENDS TO SHAREHOLDERS:
From net investment income
Investor Class	(299,104,134)	(129,020,711)	(63,341,984)	(30,891,493)	(18,144,865)	(10,190,680)
Premium Class	(40,415,038)	—	—	—	—	—
From net realized gain on
security transactions
Investor Class	—	(564,736)	—	(56)	—	—

Total dividends to shareholders	(339,519,172)	(129,585,447)	(63,341,984)	(30,891,549)	(18,144,865)	(10,190,680)
CAPITAL SHARE TRANSACTIONS ($1.00 per share): Investor Class:

Proceeds from shares sold	32,490,316,271	20,044,847,088	6,932,172,879	5,468,177,469	3,010,717,797	2,795,250,369
Shares issued in reinvestment
of dividends	298,603,872	129,637,816	63,265,362	30,909,834	18,130,638	10,206,976
Payments for shares redeemed	(30,562,068,637)	(20,034,879,065)	(6,859,920,244)	(5,422,614,113)	(3,006,943,477)	(2,826,837,135)

Net increase (decrease) in net assets
from investor class shares	2,226,851,506	139,605,839	135,517,997	76,473,190	21,904,958	(21,379,790)

Premium Class:
Proceeds from shares sold	1,795,254,888	—	—	—	—	—
Proceeds from merger	1,032,143,699	—	—	—	—	—
Shares issued in reinvestment of dividends	40,222,090	—	—	—	—	—
Payments for shares redeemed	(1,407,783,290)	—	—	—	—	—

Net increase in net assets from
premium class shares	1,459,837,387	—	—	—	—	—

Net increase (decrease) in net assets from capital share transactions	3,686,688,893	139,605,839	135,517,997	76,473,190	21,904,958	(21,379,790)

TOTAL INCREASE (DECREASE) IN NET ASSETS NET ASSETS:	3,686,563,375	139,028,128	135,518,313	76,477,255	21,901,835	(21,515,666)
Beginning of year	6,391,481,453	6,252,453,325	1,561,281,965	1,484,804,710	718,968,831	740,484,497

End of year	$ 10,078,044,828	$ 6,391,481,453	$ 1,696,800,278	$ 1,561,281,965	$ 740,870,666	$ 718,968,831

Distributions in excess of net
investment income	$ (431)	$(431)	$ —	$ —	$ —	$ —

Please see accompanying notes to financial statements.

16	17

Statements of Changes in Net Assets

	California Municipal Money Market Portfolio		New York Municipal Money Market Portfolio

	Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2006	Year Ended October 31, 2005
OPERATIONS:
Net investment income	$ 7,583,761	$ 4,186,522	$ 3,526,469	$ 2,115,683

Net realized gains (losses) from security transactions	5,549	64	109,325	(10,097)

Net increase in net assets from operations	7,589,310	4,186,586	3,635,794	2,105,586

DIVIDENDS TO SHAREHOLDERS:
From net investment income
Investor Class	(7,583,761)	(4,186,522)	(3,530,148)	(2,115,683)
From net realized gain on security transactions
Investor Class	—	(18,904)	—	—

Total Dividends to Shareholders	(7,583,761)	(4,205,426)	(3,530,148)	(2,115,683)

CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Investor Class:
Proceeds from shares sold	1,188,671,328	944,153,327	524,810,608	469,374,536
Shares issued in reinvestment of dividends	7,577,330	4,212,487	3,528,016	2,119,431
Payments for shares redeemed	(1,170,614,896)	(914,486,374)	(533,069,730)	(459,225,626)

Net increase (decrease) in net assets from investor class shares	25,633,762	33,879,440	(4,731,106)	12,268,341

TOTAL INCREASE (DECREASE) IN NET ASSETS	25,639,311	33,860,600	(4,625,460)	12,258,244
NET ASSETS:
Beginning of year	293,172,333	259,311,733	152,577,372	140,319,128

End of year	$ 318,811,644	$ 293,172,333	$ 147,951,912	$ 152,577,372

Distributions in excess of net investment income	$ —	$ —	$ (3,718)	$ (39)

Please see accompanying notes to financial statements.

18	19

Financial Highlights

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Portfolio’s financial statements.

	Money Market Portfolio Investor Class

	Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Net investment income	0.040	0.022	0.005	0.006	0.015

Dividends from net investment income	(0.040)	(0.022)	(0.005)	(0.006)	(0.015)
Distributions from net realized
gains on security transactions	—	(0.000)*	—	(0.000)*	—

Net asset value, end of year	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

RATIOS
Ratio of total expenses to average net assets	0.90%	0.91%	0.91%	0.90%	0.90%
Ratio of net expenses to average net assets	0.88%	0.82%	0.82%	0.77%	0.77%
Ratio of net investment income to
average net assets	4.06%	2.17%	0.49%	0.64%	1.46%

SUPPLEMENTAL DATA
Total investment return (A)	4.10%	2.20%	0.52%	0.65%	1.48%
Net assets, end of year	$ 8,618,221,636	$ 6,391,481,453	$ 6,252,453,325	$ 8,907,242,750	$ 8,593,706,212

Average net assets	$ 7,358,266,318	$ 5,954,856,436	$ 7,550,940,664	$ 8,636,511,932	$ 8,190,289,039

*	Amount represents less than $0.001 per share.
(A)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.

Please see accompanying notes to financial statements.

20	21

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22

Financial Highlights

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Portfolio’s financial statements.

Money Market Portfolio Premium Class

	Period Ended October 31, 2006*
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$ 1.000

Net investment income	0.031

Dividends from net investment income	(0.031)

Net asset value, end of period	$ 1.000

RATIOS
Ratio of total expenses to average net assets	0.56	%(B)
Ratio of net expenses to average net assets	0.56	%(B)
Ratio of net investment income to average net assets	4.64	%(B)

SUPPLEMENTAL DATA
Total investment return (A)	3.15%
Net assets, end of period	$ 1,459,823,192

Average net assets	$ 1,287,897,928

*	Premium Class shares commenced operations on February 27, 2006.
(A)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Return is calculated as of inception date.
(B)	Annualized.

Please see accompanying notes to financial statements.

23

Financial Highlights

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Portfolio’s financial statements.

	US Government Portfolio Investor Class

	Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Net investment income	0.039	0.021	0.004	0.006	0.014

Dividends from net investment income	(0.039)	(0.021)	(0.004)	(0.006)	(0.014)

Distributions from net realized
gains on security transactions	—	(0.000)*	—	(0.000)*	—

Net asset value, end of year	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
RATIOS
Ratio of total expenses to average net assets	0.93%	0.92%	0.92%	0.92%	0.93%
Ratio of net expenses to average net assets	0.91%	0.82%	0.82%	0.78%	0.77%
Ratio of net investment income to
average net assets	3.93%	2.09%	0.45%	0.55%	1.36%

SUPPLEMENTAL DATA
Total investment return (A)	3.97%	2.11%	0.45%	0.56%	1.37%
Net assets, end of year	$ 1,696,800,278	$ 1,561,281,965	$ 1,484,804,710	$ 1,568,884,363	$ 1,270,725,107

Average net assets	$ 1,612,020,570	$ 1,478,484,731	$ 1,561,665,079	$ 1,292,118,256	$ 1,210,024,354

*	Amount represents less than $0.001 per share.
(A)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.

Please see accompanying notes to financial statements.

24	25

Financial Highlights

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Portfolio’s financial statements.

	Municipal Portfolio Investor Class

	Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Net investment income	0.024	0.014	0.004	0.005	0.010

Dividends from net investment income	(0.024)	(0.014)	(0.004)	(0.005)	(0.010)

Net asset value, end of year	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

RATIOS
Ratio of total expenses to average net assets	0.95%	0.93%	0.93%	0.92%	0.94%
Ratio of net expenses to average net assets	0.92%	0.81%	0.81%	0.76%	0.76%
Ratio of net investment income
to average net assets	2.44%	1.37%	0.38%	0.48%	0.98%

SUPPLEMENTAL DATA
Total investment return (A)	2.47%	1.38%	0.39%	0.48%	0.98%
Net assets, end of year	$ 740,870,666	$ 718,968,831	$ 740,484,497	$ 718,450,259	$ 672,346,210

Average net assets	$ 742,463,854	$ 743,238,119	$ 758,867,575	$ 716,364,898	$ 659,741,138

(A)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.

Please see accompanying notes to financial statements.

26	27

Financial Highlights

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Portfolio’s financial statements.

	California Municipal Money Market Portfolio Investor Class

	Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Net investment income	0.024	0.015	0.005	0.004	0.009

Distributions from net investment income	(0.024)	(0.015)	(0.005)	(0.004)	(0.009)
Distributions from net realized gains on
security transactions	—	(0.000)*	—	—	—

Net asset value, end of year	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

RATIOS
Ratio of total expenses to average net assets	0.95%	0.94%	0.94%	0.94%	0.94%
Ratio of net expenses to average net assets	0.89%	0.70%	0.70%	0.65%	0.65%
Ratio of net investment income to
average net assets	2.44%	1.51%	0.46%	0.45%	0.87%

SUPPLEMENTAL DATA
Total investment return (A)	2.47%	1.51%	0.46%	0.45%	0.87%
Net assets, end of year	$ 318,811,644	$ 293,172,333	$ 259,311,733	$ 255,964,770	$ 256,338,547

Average net assets	$ 310,356,080	$ 277,360,763	$ 259,374,649	$ 256,329,078	$ 242,095,438

*	Amount represents less than $0.001 per share.
(A)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.

Please see accompanying notes to financial statements.

28	29

Financial Highlights

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Portfolio’s financial statements.

	New York Municipal Money Market Portfolio Investor Class

	Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Net investment income	0.024	0.015	0.004	0.004	0.009

Distributions from net investment income	(0.024)	(0.015)	(0.004)	(0.004)	(0.009)
Distributions from net realized
gains on security transactions	—	—	—	(0.000)*	—
Net asset value, end of year	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

RATIOS
Ratio of total expenses to average net assets	0.98%	0.97%	0.97%	0.96%	0.97%
Ratio of net expenses to average net assets	0.91%	0.70%	0.70%	0.65%	0.65%
Ratio of net investment income to
average net assets	2.40%	1.48%	0.43%	0.45%	0.87%

SUPPLEMENTAL DATA
Total investment return (A)	2.44%	1.48%	0.43%	0.46%	0.87%
Net assets, end of year	$ 147,951,912	$ 152,577,372	$ 140,319,128	$ 150,323,612	$ 149,269,604

Average net assets	$ 146,685,155	$ 143,205,172	$ 141,606,419	$ 156,579,143	$ 144,026,670

*	Amount represents less than $0.001 per share.
(A)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.

Please see accompanying notes to financial statements.

30	31

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – October 31, 2006

Note 1 — Organization

TD Asset Management USA Funds Inc. (formerly, TD Waterhouse Family of Funds, Inc.), (the “Fund”) was organized as a Maryland corporation on August 16, 1995. The Fund changed its name from TD Waterhouse Family of Funds, Inc. to TD Asset Management USA Funds Inc. on April 24, 2006. The Fund is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Fund are registered under the Securities Act of 1933, as amended. The Fund currently has nine portfolios, only five of which were in operation as of October 31, 2006 (each a “Portfolio” and collectively the “Portfolios”). Each Portfolio is a diversified investment portfolio, except for the California Municipal Money Market Portfolio (the “California Portfolio”) and the New York Municipal Money Market Portfolio (the “New York Portfolio”), which are non-diversified. The investment objective of each diversified Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The investment objective of each of the California Portfolio and the New York Portfolio is to seek maximum current income that is exempt from federal and California State or New York State and City (as applicable) income taxes, to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The Money Market Portfolio has the flexibility to invest broadly in US dollar-denominated securities of domestic and foreign issuers. The US Government Portfolio offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the US government, its agencies or instrumentalities. The Municipal Portfolio offers investors Federal tax-exempt income by investing primarily in municipal securities. The California Portfolio and the New York Portfolio offer investors tax-exempt income on a Federal level by investing primarily in municipal securities, along with tax-exempt income in their respective states.

On November 7, 2005, the Board of Directors of the Fund approved the designation of all outstanding shares of the Money Market Portfolio as Investor Class shares. The rights and privileges of the shares are unchanged. The Board of Directors also approved the designation of 25,000,000,000 authorized, but unissued, shares of the Money Market Portfolio as Premium Class shares.

On September 18, 2006, the Board of Directors of the Fund approved the designation of all outstanding shares of each of the US Government Portfolio, Municipal Portfolio, California Portfolio and New York Portfolio as Investor Class shares. The rights and privileges of the shares are unchanged. The Board of Directors also approved the reclassification and designation of 31,000,000,000 authorized, but unissued, shares of common stock as 14,000,000,000 shares of Money Market Portfolio – Investor I Class, 8,000,000,000 shares of US Government Portfolio – Investor I Class, 5,000,000,000 shares of Municipal Portfolio – Investor I Class, 2,000,000,000 shares of California Portfolio – Investor I Class and 2,000,000,000 shares

32

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – October 31, 2006

of California Portfolio – Investor I Class. The Board of Directors also approved the reclassification of 17,000,000,000 authorized, but unissued, shares of common stock of the Money Market Portfolio as shares of four new series of which (1) 3,000,000,000 shares were classified and designated as shares of Short-Term Investment Fund and 5,000,000,000 shares were classified and designated as Short-term Bond Fund and (2) 3,000,000,000 shares were classified and designated as Money Market Fund – Institutional Class, 2,000,000,000 shares were designated as Money Market Fund – Institutional Service Class, 2,000,000,000 shares were classified and designated as US Government Fund – Institutional Class and 2,000,000,000 shares were classified and designated as US Government Fund - Institutional Service Class.

On February 27, 2006, pursuant to a shareholder vote, the Money Market Plus Portfolio of TD Waterhouse Plus Funds, Inc. transferred substantially all of its assets to the Money Market Portfolio in exchange for Premium Class shares of the Money Market Portfolio having an aggregate net asset value equal to the value of the Money Market Plus Portfolio’s assets and the assumption by the Money Market Portfolio of the Money Market Plus Portfolio’s liabilities.

Note 2 — Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies:

Use of Estimates — The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Computation of Net Asset Value — It is each Portfolio’s policy to maintain a continuous net asset value of $1.00 per share for each class. Each Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio’s operations; expenses which are applicable to all Portfolios are allocated among them on a pro rata basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Securities Valuation — Each Portfolio’s securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. At October 31, 2006, the cost of investments of each Portfolio for Federal income tax purposes was substantially the same as the cost for financial reporting purposes.

33

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – October 31, 2006

Repurchase Agreements — Each Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by TD Asset Management USA Inc. (the Fund’s “Investment Manager” or “Administrator”), subject to the seller’s agreement to repurchase and the Portfolio’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Investment Income — Interest income, including amortization of discounts and premiums on securities, is accrued as earned.

Expense Offset Arrangement — The Portfolios have an arrangement with their custodian bank whereby the Portfolios receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Portfolios are charged a fee (i.e. “earnings debits”) by their custodian when negative cash balances are maintained. For financial reporting purposes, the Portfolios include net earnings debits in custody fees and net earnings credits as an expense offset in the Statements of Operations.

Dividends and Distributions to Shareholders — Dividends arising from net investment income are declared daily and paid monthly. Net realized short-term capital gain, if any, may be distributed during the year and net realized long-term capital gain, if any, is distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

Note 3 — Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Investment Management Agreement with the Investment Manager, a wholly-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Portfolio, such Portfolio pays the Investment Manager an annual investment management fee, on a graduated basis, equal to 0.10 of 1% of the first $1 billion of average daily net assets of each such Portfolio, 0.09 of 1% of the next $1 billion, and 0.08 of 1% of average daily net assets of each such Portfolio over $2 billion. Prior to February 1, 2006, each Portfolio paid the Investment Manager an annual investment management fee

34

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – October 31, 2006

equal to 0.35 of 1% of the first $1 billion of average daily net assets of each such Portfolio, 0.34% of 1% of the next $1 billion, and 0.33% of 1% of average daily net assets of each such Portfolio over $2 billion. For the year ended October 31, 2006, the Investment Manager voluntarily waived $519,422, $141,839, $84,603, $68,277 and $37,698 of its investment management fee for the Money Market, US Government, Municipal, California and New York Portfolios, respectively. These voluntary waivers were terminated as of February 1, 2006.

The Administrator has been retained under an Administration Agreement to perform certain administrative services for each Portfolio. The Administrator does not receive a separate fee for administrative services. Prior to February 1, 2006 the Portfolios paid the Administrator a monthly fee at an annual rate of 0.10 of 1% of each Portfolio’s and classes’ average daily net assets. The Premium Class of the Money Market Portfolio did not commence operations until February 27, 2006. The Administrator has entered into an agreement with Funds Distributor, Inc. (“FDI”) whereby FDI performs certain administrative services for the Portfolios. The Administrator pays FDI fees for providing these services. For the year ended October 31, 2006, the Administrator voluntarily waived a total of $155,246, $40,914, $24,173, $19,508 and $10,772 of administrative fees for the Money Market, US Government, Municipal, California and New York Portfolios, respectively. These voluntary waivers were terminated as of February 1, 2006.

TD AMERITRADE, Inc., an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of each Portfolio and Class. Prior to April 24, 2006, TD Waterhouse had been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of each Portfolio and Class. The shareholder service plan adopted by the Fund provides that each Portfolio and Class (other than the Premium Class of the Money Market Portfolio) pays TD AMERITRADE, Inc. (or prior to April 24, 2006, TD Waterhouse) a monthly fee at an annual rate of up to 0.25 of 1% of average daily net assets. The Premium Class of the Money Market Portfolio pays TD AMERITRADE, Inc. (or prior to April 24, 2006, TD Waterhouse) a monthly fee at an annual rate of 0.05 of 1% of its average daily net assets. For the year ended October 31, 2006, TD Waterhouse voluntarily waived a total of $388,114, $102,284, $60,431, $48,769 and $26,927 of its shareholder servicing fees for the Money Market, US Government, Municipal, California and New York Portfolios, respectively. These voluntary waivers were terminated as of February 1, 2006.

The Fund has entered into an Amended and Restated Transfer Agency and Dividend Disbursing Agency Agreement with National Investor Services Corp. (the “Transfer Agent”), an affiliate of the Investment Manager, to perform transfer agency and dividend disbursing agency-related services. For such services, each Portfolio and class (other than the Premium Class of the Money Market Portfolio) pays the Transfer Agent a monthly fee at an annual rate of 0.10 of 1% of average daily net assets. The Premium Class of the Money Market Portfolio pays the Transfer Agent a monthly

35

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – October 31, 2006

fee at an annual rate of 0.05 of 1% of average daily net assets. Prior to February 1, 2006, each Portfolio paid the Transfer Agent a monthly fee at an annual rate of 0.20 of 1% of average daily net assets. For the year ended October 31, 2006, the Transfer Agent voluntarily waived $310,491, $81,827, $48,345, $39,016 and $21,543 of its transfer agency and dividend disbursing agency fees for the Money Market, US Government, Municipal, California and New York Portfolios, respectively. These voluntary waivers were terminated as of February 1, 2006.

The Portfolios’ Distribution Plan under Rule 12b-1 of the Act (the “Rule 12b-1 Plan”), effective as of February 1, 2006, permits each Portfolio to pay from its assets distribution fees at a rate not to exceed 0.45% (0.365% in the case of the Premium Class of the Money Market Portfolio) of the annual average daily net assets of each Portfolio (or class, in the case of the Money Market Portfolio) (“12b-1 Fees”). These distribution fees are computed and accrued daily and will be paid to broker-dealers, including TD AMERITRADE, Inc. and other persons, pursuant to the terms of selected dealer agreements, selling agreements or other agreements complying with Rule 12b-1 that have been approved by the Board of Directors (“Rule 12b-1 Agreements”). The Distribution Fees paid for the year ended October 31, 2006 for the Investor Class of the Money Market, US Government, Municipal, California and New York Portfolios were $25,676,777, $5,555,742, $2,519,604, $1,060,746 and $487,542, respectively; and the Premium Class of the Money Market Portfolio was $3,181,108.

Note 4 — Directors’ Fees

Each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Fund receives, in the aggregate:

1.	a base annual retainer of $24,000, payable quarterly,

2.	a meeting fee of $3,500 for each meeting attended in person,

3.	a meeting fee of $2,500 for each meeting attended by telephone, and

4.	For committee meetings taking place on days when there is no meeting of the full Board of Directors, a committee meeting fee of $3,500 for each such meeting attended.

Directors’ fees are allocated among the Portfolios.

Prior to May 15, 2006, each Director who was not an “interested person” as defined in the Act, who served on the Board of Directors/Trustees of one or more investment companies in the “Fund Complex” (which included the Fund, TD Waterhouse Trust and TD Waterhouse Plus Funds, Inc.), received, in the aggregate:

1.	a base annual retainer of $15,000, payable quarterly,

2.	a supplemental annual retainer of $6,000, if serving on the Board of Directors/Trustee of two companies in the Fund Complex, and

3.	an additional supplemental annual retainer of $2,500, if serving on the Board of Directors/Trustees of three companies in the Fund Complex, and

4.	a meeting fee of $3,000 for each meeting attended.

36

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – October 31, 2006

Note 5 — Credit Risk

The California and New York Portfolios follow an investment policy of investing primarily in municipal obligations of one state (as indicated by the name of the respective Portfolio). Economic changes affecting the respective state and related public bodies and municipalities may affect the ability of issuers within such state to pay interest on, or repay principal of, municipal obligations held by the California or New York Portfolios.

Note 6 — Federal Income Taxes

It is each Portfolio’s policy to continue to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies, and distributes at least 90% of its taxable net income, the Portfolio (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gain (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions declared to shareholders during the fiscal year ended October 31, 2006 and 2005, were as follows:

		Tax-exempt Income	Ordinary Income	Long-Term Capital Gains	Total
Money Market Portfolio
	2006	$ —	$339,519,172	$ —	$339,519,172
	2005	—	129,020,711	564,736	129,585,447
US Government Portfolio
	2006	—	63,341,984	—	63,341,984
	2005	—	30,891,549	—	30,891,549
Municipal Portfolio
	2006	18,144,865	—	—	18,144,865
	2005	10,190,680	—	—	10,190,680
California Portfolio
	2006	7,583,761	—	—	7,583,761
	2005	4,186,522	—	18,904	4,205,426
New York Portfolio
	2006	3,530,148	—	—	3,530,148
	2005	2,115,683	—	—	2,115,683

37

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – October 31, 2006

As of October 31, 2006, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Tax-exempt Income	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Capital Loss Carryforwards	Other Temporary Differences	Distributable Earnings (Accumulated Loss)
Money Market Portfolio	$ —	$1,282,887	$ —	$(138,493)	$(1,252,852)	$(108,458)
US Government Portfolio	—	222,291	—	—	(205,173)	17,118
Municipal Portfolio	52,030	—	—	(151,065)	(52,191)	(151,226)
California Portfolio	22,297	—	5,549	—	(22,233)	5,613
New York Portfolio	6,431	98,289	939	—	(10,149)	95,510

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolios that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2006, the following Portfolios had capital loss carryforwards available to offset future capital gains, if any:

	Expiring October 31,
	2010	2011	2012	2013	2014	Total
Money Market Portfolio	$ —	$ —	$ —	$ 12,975	$125,518	$138,493
Municipal Portfolio	1,634	3,231	7,201	135,876	3,123	151,065

Note 7 — New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolios’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing

38

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – October 31, 2006

standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2006, the Portfolios do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Note 8 — Federal Tax Information (Unaudited)

In accordance with Federal tax requirements, the Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios designated substantially all the dividends paid from net investment income during the fiscal year ended October 31, 2006 as “exempt-interest dividends.” As required by Federal regulations, shareholders will receive notification of their portion of the Portfolio’s taxable ordinary dividends and capital gains distributions paid (if any) for the calendar year in early 2007.

Note 9 — Subsequent Events (unaudited)

On December 11, 2006, the Board of Directors approved the reclassification and designation of the shares of the four new series of the Fund as follows:

TDAM Short-term Investment Fund	3,000,000,000 authorized shares

TDAM Short-term Bond Fund	5,000,000,000 authorized shares

TDAM Institutional Money Market Fund –
Institutional Class	3,000,000,000 authorized shares

TDAM Institutional Money Market Fund –
Institutional Service Class	2,000,000,000 authorized shares

TDAM Institutional US Government Fund –
Institutional Class	2,000,000,000 authorized shares

TDAM Institutional US Government Fund –
Institutional Service Class	2,000,000,000 authorized shares

These four new series commenced operations on December 18, 2006. The Board of Directors also approved the reclassification and designation of authorized but unissued Investor I Class shares of the five existing Portfolios as Class A shares. The Board of Directors also approved the reclassification and designation of 2,000,000,000 authorized but unissued shares of the TDAM Money Market Portfolio – Premium Class as shares of the TDAM Money Market Portfolio – Select

39

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – October 31, 2006

Class. The result of these reclassifications and designations for the five existing Portfolios is as follows:

TDAM Money Market Portfolio – Investor Class	11,000,000,000 authorized shares

TDAM Money Market Portfolio – Class A	14,000,000,000 authorized shares

TDAM Money Market Portfolio – Premium Class	6,000,000,000 authorized shares

TDAM Money Market Portfolio – Select Class	2,000,000,000 authorized shares

TDAM US Government Portfolio – Investor Class	12,000,000,000 authorized shares

TDAM US Government Portfolio – Class A	8,000,000,000 authorized shares

TDAM Municipal Portfolio – Investor Class	5,000,000,000 authorized shares

TDAM Municipal Portfolio – Class A	5,000,000,000 authorized shares

TDAM New York Municipal Money Market Portfolio –
Investor Class	8,000,000,000 authorized shares

TDAM New York Municipal Money Market Portfolio –
Class A	2,000,000,000 authorized shares

TDAM California Municipal Money Market Portfolio –
Investor Class	8,000,000,000 authorized shares

TDAM California Municipal Money Market Portfolio –
Class A	2,000,000,000 authorized shares

40

TD ASSET MANAGEMENT USA FUNDS INC.
Money Market Portfolio • Schedule of Investments
October 31, 2006

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	CORPORATE OBLIGATIONS

	ASSET-BACKED OBLIGATIONS—8.4%
$48,231,000	Aquinas Funding LLC, 11/1/06 (Credit: MBIA; Rabobank Nederland) (Note E)	5.46	$ 48,231,000
115,597,000	Aquinas Funding LLC, 11/29/06 (Credit: MBIA; Rabobank Nederland) (Note E)	5.29	115,124,080
36,987,000	Aquinas Funding LLC, 11/30/06 (Credit: MBIA; Rabobank Nederland) (Note E)	5.34	36,832,066
42,507,025	Capital One Auto Finance Trust, Ser. 2006-B, Cl. A-1, 8/15/07 (GTY: MBIA)	5.48	42,507,025
157,915,000	CRC Funding, LLC, 11/22/06 (Note E)	5.27	157,431,385
105,964,160	LEAFs, LLC, 5.32%, due 11/20/06 (Credit: AIG) (Notes A, E)	5.32	105,964,160
60,000,000	Long Lane Master Trust IV, CP, Ser. 1999-A, 11/20/06 (Note E)	5.28	59,833,433
85,000,000	Metropolitan Life Global Funding I, Ser. 2003-2, 5.42%, due 11/28/06 (Notes A, E)	5.42	85,000,000
35,000,000	Metropolitan Life Global Funding I, Ser. 2003-2, 5.33%, due 11/6/06 (Notes A, E)	5.29	35,002,869
150,000,000	RACERS Trust, Ser. 2004-6-MM, 5.34%, due 11/22/06 (GTY: Lehman Bros. Holdings, Inc.) (Notes A, E)	5.34	150,000,000
6,588,713	UPFC Auto Receivables Trust, Ser. 2006-A, CL A-1, 6/15/07 (GTY: MBIA)	5.25	6,588,713

			842,514,731

	BROKER/DEALER OBLIGATIONS—14.2%
300,000,000	Bear Stearns Cos., Inc. 11/9/06	5.32	300,000,000
248,000,000	Goldman Sachs Group, Inc., 5.37%, due 11/15/06 (Notes A, E)	5.36	248,009,881
347,000,000	Merrill Lynch & Co., Inc., 5.57%, due 11/13/06 (Note A)	5.57	347,000,000
10,000,000	Merrill Lynch & Co., Inc., 5.33%, due 11/15/06 (Note A)	5.33	10,000,000
100,000,000	Merrill Lynch & Co., Inc., 5.30%, due 11/24/06 (Note A)	5.30	100,000,000
50,000,000	Morgan Stanley, 5.40%, due 11/1/06 (Note A)	5.34	50,063,750
50,000,000	Morgan Stanley, 5.93%, due 11/3/06 (Note A)	5.75	50,011,823
21,575,000	Morgan Stanley, 5.34%, due 11/3/06 (Note A)	5.32	21,575,000
51,000,000	Morgan Stanley, 5.38%, due 11/6/06 (Note A)	5.38	51,000,000
254,000,000	Morgan Stanley, 5.38%, due 11/15/06 (Note A)	5.38	254,000,000
5,000,000	Morgan Stanley, 5.39%, due 11/27/06 (Note A)	5.39	5,000,000

			1,436,660,454

41

TD ASSET MANAGEMENT USA FUNDS INC.
Money Market Portfolio • Schedule of Investments
October 31, 2006

PRINCIPAL AMOUNT	ANNUALIZED YIELD (%)		VALUE

	EXTENDIBLE COMMERCIAL NOTES—4.5%
$27,758,000	ASAP Funding Inc., 5.29%, due 11/2/06 (Credit: Bank of America, N.A.; Citigroup, NA) (Notes A, E, F)	5.29	$ 27,753,937
50,000,000	ASAP Funding Inc., 5.30%, due 11/14/06 (Credit: Bank of America, NA; Citigroup, NA) (Notes A, E, F)	5.30	49,904,667
94,000,000	ASAP Funding Inc., 5.30%, due 11/15/06 (Credit: Bank of America, NA; Citigroup, NA) (Notes A, E, F)	5.30	93,807,352
100,000,000	ASAP Funding Inc., 5.30%, due 11/17/06 (Credit: Bank of America, NA; Citigroup, NA) (Notes A, E, F)	5.30	99,706,667
100,000,000	ASAP Funding Inc., 5.32%, due 11/21/06 (Credit: Bank of America, NA; Citigroup, NA) (Notes A, E, F)	5.32	99,765,333
64,000,000	ASAP Funding Inc., 5.32%, due 11/22/06 (Credit: Bank of America, NA; Citigroup, NA) (Notes A, E, F)	5.32	63,802,880
15,200,000	Mississippi (State of) GO, Capital Asset Program, Term Extendible Note Shelf (CAPTENS), 5.36%, due 11/15/06 (Notes A, E, F)	5.36	15,168,671

			449,909,507

	FINANCE & INSURANCE OBLIGATIONS—8.0%
200,000,000	American Express Credit Corp., 5.42%, due 11/6/06 (Note A)	5.42	200,000,000
235,000,000	General Electric Capital Corp., 5.44%, due 11/17/06 (Note A)	5.41	235,061,930
39,500,000	HSBC Finance Corp., due 6/22/07	5.27	38,203,840
5,050,000	Kokomo Grain Co., Inc., Ser. 2002-A, 5.35%, due 11/7/06 (LOC: General Electric Capital Corp.) (Notes A, C, E)	5.35	5,050,000
26,954,000	Meridian Funding Co., LLC, Extendible MTN, 5.47%, due 11/28/06 (GTY: MBIA) (Note A)	5.47	26,954,000
100,000,000	Sigma Finance Inc., due 2/16/07	5.40	98,436,611
150,000,000	Sigma Finance Inc., due 3/8/07	5.00	150,000,000
50,000,000	Sigma Finance Inc., due 4/30/07	5.25	50,000,000

			803,706,381

	FUNDING AGREEMENTS—2.7%
275,000,000	Metropolitan Life Insurance Co., 5.50%, due 1/2/07 (Notes A, B)	5.50	275,000,000

	INDUSTRIAL & OTHER COMMERCIAL PAPER—0.4%
4,463,784	Amtrak Trust 93-A, Ser. A, 5.31% (GTY: General Electric Co.) (Note C)	5.31	4,463,784
17,114,228	Amtrak Trust 93-B, Ser. A, 5.31% (GTY: General Electric Co.) (Note C)	5.31	17,114,228

42

TD ASSET MANAGEMENT USA FUNDS INC.
Money Market Portfolio • Schedule of Investments
October 31, 2006

PRINCIPAL AMOUNT	ANNUALIZED YIELD (%)		VALUE

$14,243,393	Amtrak Trust 93-B, Ser. B, 5.31% (GTY: General Electric Co.) (Note C)	5.31	$ 14,243,393
10,000,000	Frontenac Properties, Inc., 5.35%, due 11/1/06 (GTY: Sisters of Mercy Health Systems, Inc.) (Note A)	5.35	10,000,000

			45,821,405

	LOAN PARTICIPATIONS—3.7%
50,000,000	Army and Air Force Exchange Service, due 11/22/06 (Note B)	5.33	50,000,000
35,000,000	Army and Air Force Exchange Service, due 11/28/06 (Note B)	5.38	35,000,000
100,000,000	Army and Air Force Exchange Service, due 11/29/06 (Note B)	5.30	100,000,000
25,000,000	Army and Air Force Exchange Service, due 12/5/06 (Note B)	5.30	25,000,000
48,000,000	AXA Equitable Life Insurance Company, 5.34%, due 11/21/06 (Notes A, B)	5.34	48,000,000
39,000,000	California Institute of Technology, due 11/2/06	5.31	39,000,000
5,000,000	California Institute of Technology, due 11/2/06	5.30	5,000,000
66,200,000	Cos-Mar Company, 5.31%, due 11/23/06 (Notes A, B)	5.31	66,200,000
4,000,000	Perseverance Associates, LP, due 11/6/06 (GTY: Prudential Insurance Co. of America)	5.32	4,000,000

			372,200,000

	TOTAL CORPORATE OBLIGATIONS—41.9%		4,225,812,478

	BANK OBLIGATIONS

	BANK COMMERCIAL PAPER—3.4%
100,000,000	Irish Life & Permanent PLC, 5.32%, due 11/6/06 (Notes A, E)	5.32	99,926,944
50,000,000	Irish Life & Permanent PLC, 5.49%, due 9/20/07 (Notes A, E)	5.49	47,716,568
75,000,000	Irish Life & Permanent PLC, 5.37%, due 3/7/07 (Notes A, E)	5.37	73,627,125
72,000,000	Irish Life & Permanent PLC, 5.30%, due 3/26/07 (Notes A, E)	5.30	70,500,700
50,000,000	Irish Life & Permanent PLC, 5.37%, due 12/20/06 (Notes A, E)	5.37	49,636,583

			341,407,920

43

TD ASSET MANAGEMENT USA FUNDS INC.
Money Market Portfolio • Schedule of Investments
October 31, 2006

PRINCIPAL AMOUNT	ANNUALIZED YIELD (%)		VALUE

	BANK NOTES—22.5%
$90,000,000	Bank of New York Co., Inc., 5.38%, due 11/27/06 (Note A)	5.38	$ 90,000,000
260,000,000	Bayerische Landesbank GZ, 5.37%, due 11/24/06 (Note A)	5.37	260,000,000
10,000,000	Commonwealth Bank of Australia, 5.32%, due 11/24/06 (Note A)	5.32	10,000,000
270,000,000	Credit Agricole S.A., 5.34%, due 1/23/07 (Note A)	5.34	270,000,000
135,000,000	Irish Life & Permanent PLC, 5.36%, due 11/21/06 (Note A)	5.36	135,000,000
80,000,000	JPMorgan Chase & Co., 5.29%, due 11/2/06 (Note A)	5.29	80,000,000
125,000,000	National Australia Bank, 5.29%, due 11/7/06 (Note A)	5.29	125,000,000
195,000,000	Rabobank Nederland, 5.27% due 11/15/06 (Note A)	5.27	195,000,000
250,000,000	Royal Bank of Canada, 5.29%, due 11/1/06 (Note A)	5.29	250,000,000
69,000,000	Royal Bank of Canada, 5.35%, due 11/10/06 (Note A)	5.35	69,000,148
75,000,000	Societe Generale, 5.29%, due 11/2/06 (Note A)	5.29	75,000,000
175,000,000	Svenska Handelsbanken AB, 5.28%, due 11/3/06 (Note A)	5.28	175,000,000
61,600,000	Wells Fargo & Co., 5.37%, due 11/2/06 (Note A)	5.37	61,600,442
175,000,000	Wells Fargo & Co., 5.33%, due 11/15/06 (Note A)	5.33	175,000,000
185,000,000	WestLB AG, NY, 5.36%, due 11/10/06 (Note A)	5.36	185,000,000
20,000,000	Westpac Banking Corp. NY, 5.29%, due 11/16/06 (Note A)	5.29	20,000,000
95,000,000	Westpac Banking Corp. NY, 5.43%, due 12/11/06 (Note A)	5.42	95,006,178

			2,270,606,768

	DOMESTIC BANK SUPPORTED OBLIGATIONS—4.1%
4,540,000	ACF Parking Ltd., Adj. Rate Tax. Secs., Ser. 2002, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	4,540,000
4,065,000	Anacortes Class Assets, LLC, Ser. 2003A, 5.36% (LOC: Bank of America, NA) (Note C)	5.29	4,065,000
6,620,000	B.F. Fort Myers, Inc., B.F. South, Inc. U.B., Ltd., Adj. Rate Tax. Secs., Ser. 2002, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	6,620,000
3,900,000	Belmay, Inc., Multi-Mode Rev. Bonds, Ser. 1999, 5.52% (LOC: Bank of New York) (Note C)	5.44	3,900,000
1,035,000	Butler County Surgical Properties, LLC, Adj. Rate Tax Secs., Ser. 1999, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	1,035,000
16,505,000	Campus Crusade for Christ, Inc., Incremental Tax., Ser. 1997, 5.42% (LOC: Wachovia Bank, NA) (Note C)	5.35	16,505,000
2,600,000	CEGW, Inc., Ser. 1999, 5.36% (LOC: PNC Bank, NA) (Note C)	5.29	2,600,000

44

TD ASSET MANAGEMENT USA FUNDS INC.
Money Market Portfolio • Schedule of Investments
October 31, 2006

PRINCIPAL AMOUNT	ANNUALIZED YIELD (%)		VALUE

$4,965,000	Cincinnati MuseumCenter, Adj. Rate Tax. Secs., Ser. 2002, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	$ 4,965,000
1,965,000	Community HDC, Tax., Ser. 2004, 5.37% (LOC: Wells Fargo Bank, NA) (Note C)	5.37	1,965,000
14,790,000	Corp. Fin. Managers, Inc., Integrated Loan Program, Pooled Adj. Rate Tax., Ser. B, 5.37% (LOC: Wells Fargo Bank, NA) (Note C)	5.30	14,790,000
12,290,000	Country Class Assets, LLC, Tax., Ser. 2004A, 5.36% (LOC: Bank of America, NA) (Note C)	5.29	12,290,000
6,085,000	Cubba Capital, LLC, Tax. Adj. Rate Notes, Ser. 2005A, 5.36% (LOC: Comerica Bank) (Note C)	5.29	6,085,000
1,500,000	D & I Properties, LLC, Tax., Ser. 2004, 5.35% (LOC: Wells Fargo Bank, NA) (Note C)	5.28	1,500,000
4,100,000	Daniel E. Pilarczyk, Archbishop of Cinn., Trustee for Archbishop Moeller H.S., Adj. Rate Tax. Secs., Ser. 2003, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	4,100,000
6,805,000	DAPSCO, Inc., Tax., Ser. 2002, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	6,805,000
3,680,000	Dayton Freight Lines, Inc., Ser. 2001, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	3,680,000
27,740,000	Dominican Sisters, St. Mary’s of the Springs, Tax., Ser. 2000, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	27,740,000
5,265,000	EXAL Corp., Ser. 2001, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	5,265,000
700,000	EXAL Corp., Ser. 2003, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	700,000
4,000,000	Galloway Company, Tax., Ser. 2003, 5.50% (LOC: JPMorgan Chase Bank, NA) (Note C)	5.42	4,000,000
4,225,000	Gilligan Oil Co., Adj. Rate Tax. Secs., Ser. 2002, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	4,225,000
6,025,000	Grand Rapids ChristianSchools Assoc. Adj. Rate Tax., Secs., Ser. 2003, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	6,025,000
1,440,000	Gutwein & Co., Inc. and Gutwein Properties LLC, Adj. Rate Tax. Secs., Ser. 2003, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	1,440,000
1,600,000	J.P.S. Properties Diversified, Inc. Adj. Rate Tax. Secs., Ser. 2002, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	1,600,000
4,000,000	JJB Properties, LLC, Tax. Property Bonds, Ser. 2006, 5.32% (LOC: FHLB Dallas) (Note C)	5.25	4,000,000
3,270,000	Kappa Alpha Theta Fraternity, Inc., Ser. 2001, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	3,270,000
3,456,000	Kern Water Bank Auth., Tax., Ser. 2003B, 5.37% (LOC: Wells Fargo Bank, NA) (Note C)	5.30	3,456,000

45

TD ASSET MANAGEMENT USA FUNDS INC.
Money Market Portfolio • Schedule of Investments
October 31, 2006

PRINCIPAL AMOUNT	ANNUALIZED YIELD (%)		VALUE

$1,000,000	Lauren Co., LLC, Tax., Ser. 2003, 5.37% (LOC: Wells Fargo Bank, NA) (Note C)	5.30	$ 1,000,000
55,000,000	LP Pinewood SPV, LLC, Incremental Tax., Ser. 2003, 5.32% (LOC: Wachovia Bank, NA) (Note C)	5.32	55,000,000
6,800,000	Mikrotec CATV LLC, Adj. Rate Tax. Secs., Ser. 2005, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	6,800,000
5,435,000	New Lexington Clinic, P.S.C., Adj. Rate Tax. Secs., Ser. 2003, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	5,435,000
4,985,000	New Plaza Management, LLC, Ser. 2003, 5.36% (LOC: US Bank, NA) (Note C)	5.29	4,985,000
5,000,000	North Fountain View Dev. Co., LLC, Adj. Rate Tax. Secs., Ser. 2005, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	5,000,000
10,000,000	Ohio Venture Capital Funding LLC, Adj. Rate Tax. Secs., 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	10,000,000
1,395,000	PCP Investors, LLC, Tax., Ser. 2003, 5.37% (LOC: Wells Fargo Bank, NA) (Note C)	5.30	1,395,000
11,685,000	Pitney Roads Partners, LLC, Tax., Ser. 2003A, 5.35% (LOC: Bank of America, NA) (Note C)	5.35	11,685,000
60,000,000	Provena Health CP Rev. Notes, Ser. 1998, 5.36%, due 11/2/06 (LIQ: JPMorgan Chase Bank, NA)	5.36	59,991,150
3,400,000	Quadra, Inc. and S.L.J.B., LLC, Tax., Ser. 2003, 5.43% (LOC: JPMorgan Chase Bank, NA) (Note C)	5.36	3,400,000
8,035,000	Riddle MemorialHospital HealthCare Center III Assoc., Tax., Ser. 2003, 5.37% (LOC: PNC Bank, NA) (Note C)	5.30	8,035,000
6,100,000	R.M.D. Corp., Tax., Ser. 2001, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	6,100,000
1,000,000	R.M.D. Corp., Tax., Ser. 2003, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	1,000,000
2,410,000	Rockwall Dirt Co., Ltd., (Floating Rate Option Notes) Tax., 5.50% (LOC: JPMorgan Chase Bank, NA) (Note C)	5.42	2,410,000
4,800,000	R.W. Sidley, Inc., Adj. Rate Tax. Secs., Ser. 2005, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	4,800,000
2,100,000	Savannah College of Art & Design, Inc., Tax., Ser. 2004, 5.32% (LOC: Bank of America, NA) (Note C)	5.25	2,100,000
5,000,000	Salvation Army, The (Eastern Territory), Flexible Term Notes, 5.37% (LOC: Bank of America, NA) (Note C)	5.37	5,000,000
2,700,000	Skeletal Properties, LLC and Tri-State Orthopaedic Surgeons, Inc. Adj. Rate Tax. Secs., Ser. 2003, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	2,700,000
5,000,000	Smith of Georgia, LLC, Adj. Rate Tax. Secs., Ser. 2004, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	5,000,000
4,670,000	Sound Class Assets, LLC, Ser. 2003A, 5.36% (LOC: Bank of America, NA) (Note C)	5.29	4,670,000
3,875,000	Stech LLP, Tax Adj. Rate Bonds, Ser. 1998, 5.36% (LOC: PNC Bank, NA) (Note C)	5.29	3,875,000

46

TD ASSET MANAGEMENT USA FUNDS INC.
Money Market Portfolio • Schedule of Investments
October 31, 2006

PRINCIPAL AMOUNT	ANNUALIZED YIELD (%)		VALUE

$3,000,000	The Scranton Times, LP, Ser. 1997, 5.31% (LOC: PNC Bank, NA) (Note A)	5.31	$ 3,000,000
5,000,000	Town CareCenter, LLC, Adj. Rate Tax. Secs., Ser. 2004, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	5,000,000
9,650,000	Triad Group, Inc., Ser. 1997, 5.42% (LOC: Wachovia Bank, NA) (Note C)	5.35	9,650,000
12,550,000	Turfway Park, LLC, Tax., Ser. 2001, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	12,550,000
3,100,000	Two Gateway LP, Adj. Rate Tax. Secs., Ser. 2002, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	3,100,000
2,030,000	Wagner Moving & Storage, Inc., Adj. Rate Tax. Secs., Ser. 2002, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	2,030,000
1,500,000	Westgate Investment Fund, LLC, Tax., Ser. 2005, 5.37% (LOC: Wells Fargo Bank, NA) (Note C)	5.30	1,500,000
2,000,000	Willow Interests, LLC, Et. Al., Adj. Rate Tax. Secs., Ser. 2005, 5.32% (LOC: Fifth Third Bank) (Note C)	5.32	2,000,000
3,000,000	Wisconsin Heart Hosp. LLC, Tax., Rev. Bonds, Ser. 2003, 5.33% (LOC: JPMorgan Chase Bank, NA) (Note C)	5.26	3,000,000
2,800,000	Yuengling Beer Co., Inc., Ser. 1999A, 5.36% (LOC: PNC Bank, NA) (Notes C, E)	5.29	2,800,000

			412,177,150

	DOMESTIC/YANKEE CERTIFICATES OF DEPOSIT—9.8%
67,000,000	Barclay Bank PLC, 5.47%, due 8/15/07	5.35	67,046,523
372,000,000	Canadian Imperial Bank of Commerce, 5.40%, due 11/15/06 (Note A)	5.40	372,000,000
100,000,000	Credit Suisse, 5.29%, due 4/26/07	5.29	100,000,000
100,000,000	Credit Suisse, 5.38%, due 6/7/07	5.38	100,000,000
100,000,000	Credit Suisse, 5.41%, due 8/24/07	5.41	100,003,898
100,000,000	Fortis Bank, 5.36%, due 9/21/07	5.36	100,004,268
100,000,000	Royal Bank of Canada, 5.68%, due 7/3/07	5.68	100,002,403
50,000,000	Royal Bank of Canada, 5.40%, due 10/2/07 (Note G)	5.40	50,000,000

			989,057,092

	EURODOLLAR BANK CERTIFICATES OF DEPOSIT—2.5%
200,000,000	Barclays Bank PLC, 5.38%, due 6/6/07	5.37	200,005,717
50,000,000	BNP Paribas, 5.19%, due 3/30/07	5.19	50,000,983

			250,006,700

	FOREIGN BANK SUPPORTED OBLIGATIONS—7.4%
100,000,000	Allied Irish Banks NA, Inc., due 11/22/06 (GTY: Allied Irish Banks PLC)	5.35	99,692,875
100,000,000	Allied Irish Banks NA, Inc., due 3/13/07 (GTY: Allied Irish Banks PLC) (Note E)	5.35	98,089,667

47

TD ASSET MANAGEMENT USA FUNDS INC.
Money Market Portfolio • Schedule of Investments
October 31, 2006

PRINCIPAL AMOUNT	ANNUALIZED YIELD (%)		VALUE

$50,000,000	HBOS Treasury Services PLC, 5.37%, due 11/1/06 (GTY: Bank of Scotland) (Note A)	5.37	$ 50,000,000
237,000,000	HBOS Treasury Services PLC, 5.46%, due 11/20/06 (GTY: Bank of Scotland) (Note A)	5.46	237,000,205
75,000,000	HBOS Treasury Services PLC, 5.46%, due 12/27/06 (GTY: Bank of Scotland) (Note A)	5.46	75,000,000
16,000,000	Louis Dreyfus Corp., Ser. B, due 11/16/06 (LOC: Barclays Bank PLC)	5.28	15,964,933
45,470,000	Louis Dreyfus Corp., Ser. B, due 11/17/06 (LOC: Barclays Bank PLC)	5.28	45,363,701
55,000,000	Louis Dreyfus Corp., due 12/6/06 (LOC: Calyon)	5.29	54,718,736
70,000,000	Louis Dreyfus Corp., due 12/7/06 (LOC: Calyon)	5.30	69,631,800

			745,461,917

	TOTAL BANK OBLIGATIONS—49.7%		5,008,717,547

	TAXABLE MUNICIPAL OBLIGATIONS
1,800,000	CA Infrastructure & Econ. Dev. Bank Tax., Ser. 2003B (Surtec, Inc. Proj.), 5.42% (LOC: Comerica Bank) (Note C)	5.35	1,800,000
25,000,000	CA PCFA Environ. Improv. Rev. Bonds (Browning-Ferris Proj.) Tax., Ser. 1997, due 11/2/06 (LOC: JPMorgan Chase Bank, NA)	5.33	25,000,000
35,000,000	CA PCFA Environ. Improv. Rev. Bonds (ARCO Proj.) Tax., Ser. 1997, due 11/7/06 (GTY: BP Amoco PLC)	5.33	35,000,000
25,000,000	Catholic Univ. of America, Tax., Ser. 2004, 5.45% (SBPA: Wachovia Bank, NA) (Note C)	5.38	25,000,000
1,205,000	Colorado HFA Tax. Var. Rate Econ. Dev. Rev. Bonds, Ser. 2003B (High Country Container, Inc. Proj.), 5.40% (LOC: Bank One, NA) (Note C)	5.33	1,205,000
11,684,000	Connecticut HFA, Housing Mortgage Finance Program Bonds, Tax., Ser. 1998 F-1, 5.30% (Credit: Landesbank Hessen-Thueringen GZ; AMBAC) (Note C)	5.30	11,684,000
675,000	Fla. HFC Tax. Housing Rev. Bonds, Ser. 1999 G-2, (Valencia Village Apts.), 5.40% (Credit: Fannie Mae) (Note C)	5.33	675,000
1,050,000	Fla. HFC Tax. Housing Rev. Bonds, Ser. 2000 E-2 (Waterford Pointe Apts.), 5.40% (Credit: Fannie Mae) (Note C)	5.33	1,050,000
3,075,000	Florence, KY Industrial Building Rev., Ser. 2005A, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	3,075,000
5,000,000	Florence, KY Industrial Building Rev., Ser. 2005B, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	5,000,000

48

TD ASSET MANAGEMENT USA FUNDS INC.
Money Market Portfolio • Schedule of Investments
October 31, 2006

PRINCIPAL AMOUNT	ANNUALIZED YIELD (%)		VALUE

$5,990,000	IDB of the Parish of Caddo, Inc., Adj. Rate Tax. IDRB (Sealy Shreveport Industrial Loop, L.P. Proj.), 5.36% (LOC: JPMorgan Chase Bank, NA) (Note C)	5.29	$ 5,990,000
19,200,000	Ill. Dev. Auth. Revenue Bonds (American College of Surgeons Proj.), Tax., Ser. 1996, 5.37% (LOC: Northern Trust Company) (Note C)	5.30	19,200,000
22,100,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1997B, 5.31% (LOC: JPMorgan Chase Bank, NA) (Note C)	5.31	22,100,000
20,020,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1998B, 5.31% (Credit: MBIA; Bank of America, NA) (Note C)	5.31	20,020,000
13,800,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1999B-I, 5.31% (Credit: MBIA; Bank One, NA) (Note C)	5.31	13,800,000
18,000,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1999B-II, 5.31% (Credit: MBIA; Bank One, NA) (Note C)	5.31	18,000,000
15,200,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1999B-III, 5.31% (Credit: MBIA; Bank One, NA) (Note C)	5.31	15,200,000
1,000,000	Jackson County (AL) IDB (Beaulieu of America, Inc. Proj.), Tax. IDRB, Ser. 1991, 7.43% (LOC: Bank of America, NA) (Note C)	7.43	1,000,000
18,500,000	Jackson Energy Auth. (Jackson, TN) Adj. Rate Rev. Bonds, Ser. 2003A, 5.30% (Credit: FGIC; Bank of America, NA) (Note C)	5.23	18,500,000
24,300,000	Miss. (State of) Tax., GO (Nissan NA Proj.), Ser. 2003A, 5.34% (SBPA: Bank of America, NA) (Note C)	5.27	24,300,000
17,950,000	Miss. Bus. Fin. Corp. Rev. Bonds (Dollar Tree Proj.), Ser. 1998, 5.42% (LOC: Wachovia Bank, NA) (Note C)	5.35	17,950,000
4,500,000	Miss. Bus. Fin. Corp. Tax. IDB (Conair Corp. Proj.), Ser. 2005, 5.36% (LOC: Wachovia Bank, NA) (Note C)	5.29	4,500,000
9,400,000	Miss. Bus. Fin. Corp. Tax. IDB (Pottery Barn, Inc. Proj.), Ser. 2004, 5.32% (LOC: Bank of America, NA) (Note C)	5.25	9,400,000
8,340,000	New Hampshire Business Auth. (Foundation for Seacoast Health), Ser. 1998B, 5.39% (LOC: Bank of America, NA) (Note C)	5.32	8,340,000
24,060,000	NY City HDC Multi-Family Rental Housing Rev. Bonds (Chelsea Centro), 2002, Ser. A, 5.30% (LOC: Bayerische Landesbank GZ) (Note C)	5.30	24,060,000

49

TD ASSET MANAGEMENT USA FUNDS INC.
Money Market Portfolio • Schedule of Investments
October 31, 2006

PRINCIPAL AMOUNT	ANNUALIZED YIELD (%)		VALUE

$3,680,000	Putnam HospitalCenter (NY), Multi-Mode Rev. Bond, Tax., Ser. 1999, 5.52% (LOC: Bank of New York) (Note C)	5.44	$ 3,680,000
27,685,000	State of Texas (Veteran’s Land Refunding Bonds) Tax. GO, Ser. 2002, 5.32% (LIQ: Landesbank Hessen-Thueringen GZ) (Note C)	5.32	27,685,000
7,700,000	The Harrisburg Authority (Dauphin County, PA) Tax. Var. Rate Water Revenue Refunding Bonds, Ser. 2002C, 5.35% (Credit: FSA; Dexia Credit Local) (Note C)	5.35	7,700,000
73,700,000	Westchester Cty. Health Care Corp., Tax. CP Notes, Ser. 2, due 12/5/06 (LOC: Landesbank Hessen-Thueringen GZ)	5.35	73,331,091
1,900,000	Westmoreland County, PA IDA, Adj. Rate Demand Health System Rev. Bonds Tax., Ser. 2005D (Excela Health Proj.), 5.34% (LOC: Wachovia Bank, NA) (Note C)	5.27	1,900,000

	TAXABLE MUNICIPAL OBLIGATIONS—4.4%		446,145,091

	US GOVERNMENT AGENCY OBLIGATIONS—0.5%
50,000,000	Fannie Mae Notes, 5.61%, due 9/5/07	5.62	50,000,000

	REPURCHASE AGREEMENT—4.9%
487,919,000	Bank of America
	• 5.30% dated 10/31/06, due 11/1/06 in the amount of $487,990,833
	• fully collaterized by US Government obligations,coupon 5.000%, maturity range 9/1/33 to 5/1/36, value $497,677,381	5.30	487,919,000

	TOTAL INVESTMENTS (Cost $10,218,594,116)—101.4%		10,218,594,116

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET (1.4)%		(140,549,288)

	NET ASSETS—100.0%		$10,078,044,828

Please see accompanying notes to financial statements.

50

TD ASSET MANAGEMENT USA FUNDS INC.
US Government Portfolio • Schedule of Investments
October 31, 2006

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	FANNIE MAE—18.0%
$50,000,000	Mortgage-backed Discount Notes, due 11/1/06	5.42	$ 50,000,000
72,687,017	Mortgage-backed Discount Notes, due 1/2/07	5.26	72,037,316
45,090,000	Mortgage-backed Discount Notes, due 1/2/07	5.24	44,688,524
31,500,000	Mortgage-backed Discount Notes, due 2/1/07	5.26	31,154,200
17,500,000	Mortgage-backed Discount Notes, due 3/1/07	5.37	17,194,917
45,000,000	Mortgage-backed Discount Notes, due 4/2/07	5.60	43,978,750
20,000,000	Mortgage-backed Discount Notes, due 4/2/07	5.25	19,568,489
11,000,000	Notes, due 12/22/06 (Note A)	5.27	10,999,358
15,000,000	Notes, 5.61%, due 9/5/07 (Note G)	5.62	14,915,942

			304,537,496

	FEDERAL HOME LOAN BANK—10.2%
50,000,000	Notes, due 1/10/07 (Note A)	5.25	49,984,783
25,000,000	Notes, 4.89%, due 3/5/07 (Note G)	5.00	24,993,243
6,000,000	Notes, 2.40%, due 3/30/07 (Note G)	5.26	5,932,410
15,000,000	Notes, 4.50%, due 5/11/07	5.59	15,000,000
32,895,000	Notes, 5.26%, due 8/14/07	5.26	32,887,594
25,000,000	Notes, 5.40%, due 9/5/07 (Note G)	5.40	25,000,000
20,000,000	Notes, 5.25%, due 10/3/07 (Note G)	5.28	19,995,556

			173,793,586

	FREDDIE MAC—5.2%
6,000,000	Notes, 4.15%, due 11/22/06 (Note G)	5.20	5,996,308
7,000,000	Notes, due 12/27/06 (Note A)	5.25	6,999,551
75,000,000	Notes, due 1/8/07 (Note A)	5.27	74,978,552

			87,974,411

	US GOVERNMENT GUARANTEED OBLIGATIONS—24.4%
57,902,000	Alameda Leasing Ltd. (EXIM Bank Guaranteed Discount Notes), due 12/18/06	5.33	57,504,752
50,000,000	Army and Air Force Exchange Service, 5.30%, due 11/7/06	5.30	50,000,000
30,000,000	Army and Air Force Exchange Service, 5.38%, due 11/28/06 (Note B)	5.38	30,000,000
25,000,000	Army and Air Force Exchange Service, due 12/5/06 (Note B)	5.30	25,000,000
100,000,000	Army and Air Force Exchange Service, due 12/28/06 (Note B)	5.33	100,000,000
63,408,000	Buchanan Leasing Ltd. (EXIM Bank Guaranteed Discount Notes), due 12/18/06	5.33	62,972,976
44,600,000	Clement Leasing Ltd. (EXIM Bank Guaranteed Discount Notes), due 12/18/06	5.33	44,294,013

51

TD ASSET MANAGEMENT USA FUNDS INC.
US Government Portfolio • Schedule of Investments
October 31, 2006

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$2,499,815	Hainan Airlines Co. Ltd., US Gov’t. Gtd. Fltng. Rate Notes, Ser. 2001-01, 5.39%, due 12/15/06 (Note A)	5.39	$ 2,499,815
40,929,813	US Government Guaranteed Ship Financing Notes, Ser. 2002-2 (Totem Ocean Trailer Express, Inc.) 5.32%, due 11/23/06 (Note A)	5.32	40,926,342

			413,197,898

	REPURCHASE AGREEMENTS—44.3%
252,106,000	Bank of America Securities LLC
	• 5.30% dated 10/31/06, due 11/1/06 in the amount of $252,143,116
	• fully collateralized by a US Government security, coupon 5.00%, maturity 4/1/35, value $257,148,121	5.30	252,106,000
300,000,000	Citigroup
	• 5.25% dated 10/25/06, due 11/1/06 in the amount of $300,306,250
	• fully collateralized by US Government securities, coupon range 4.00% to 7.50%, maturity range 7/1/10 to 10/1/36, value $306,000,001	5.25	300,000,000
200,000,000	Morgan Stanley
	• 5.29% dated 10/31/06, due 11/1/06 in the amount of $200,029,389
	• fully collateralized by US Government securities, coupon range 5.00% to 6.50%, maturity range 8/1/26 to 8/1/36, value $204,000,000	5.29	200,000,000

			752,106,000

	TOTAL INVESTMENTS (Cost $1,731,609,391)—102.1%		1,731,609,391

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(2.1)%		(34,809,113)

	NET ASSETS—100.0%		$1,696,800,278

Please see accompanying notes to financial statements.

52

TD ASSET MANAGEMENT USA FUNDS INC.
Municipal Portfolio • Schedule of Investments
October 31, 2006

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	MUNICIPAL OBLIGATIONS:

	ALABAMA—2.1%
$2,955,000	Auburn IDB Rev. Bonds (Donaldson Co. Inc. Proj.) 3.67% (LOC: Bank of America, NA) (Note C)	3.67	$ 2,955,000
3,400,000	Decatur IDB Solid Waste Disp. Rev. Bonds (Amoco Chem. Co.), Ser. 1995, 3.66% (Note C)	3.66	3,400,000
2,990,000	Huntsville IDB Rev. Bonds (Central CPVC Corp. Proj.), Ser. 1998, 3.67% (LOC: Citibank, NA) (Note C)	3.67	2,990,000
1,590,000	Montgomery IDB Rev. Bonds (Kinpak Inc. Proj.) 3.83% (LOC: Regions Bank) (Note C)	3.83	1,590,000
4,650,000	Montgomery IDRB (Anderson ALACO Lawn Proj.) 3.63% (LOC: US Bank, NA) (Note C)	3.63	4,650,000

			15,585,000

	ARKANSAS—0.2%
1,425,000	DFA Rev. Bonds (Conestoga Wood Proj.) 3.67% (LOC: Wachovia Bank, NA) (Note C)	3.67	1,425,000

	CALIFORNIA—1.7%
12,770,623	FHLMC MFC Rev. Bonds, Ser. M001, 3.66% (LIQ: FHLMC) (Notes C, E)	3.66	12,770,623

	COLORADO—1.4%
5,000,000	Denver City & CountyAirport Rev. Bonds, 3.66% (LIQ: Bank of New York) (Notes C, E)	3.66	5,000,000
2,285,000	Dept. of Transportation GO Bonds, 5.50%, due 6/15/07 (Insured: MBIA)	3.52	2,312,364
1,000,000	HFA Rev. Bonds (High Country Inc., Proj.), Ser. A, 3.76% (LOC: Bank One, NA) (Note C)	3.76	1,000,000
1,900,000	HFA Rev. Bonds (Warneke Paper Box Co., Proj.), 3.67% (LOC: Wells Fargo Bank, NA) (Note C)	3.67	1,900,000

			10,212,364

	DISTRICT OF COLUMBIA—2.2%
12,000,000	HFA COP Rev. Bonds (Tyler House Apts. Proj.), Ser. 1995A, 3.65% (LOC: Landesbank Hessen-Theuringen GZ) (Note C)	3.65	12,000,000
20,000	HFA Rev. Bonds, Ser. D, 3.66% (LIQ: Lehman Brothers Holding Inc.) (Notes C, E)	3.66	20,000
4,000,000	Water & Sewer Rev. Bonds (Eagle Trust Certs.) 3.61% (LIQ: Citibank, NA) (Notes C, E)	3.61	4,000,000

			16,020,000

53

TD ASSET MANAGEMENT USA FUNDS INC.
Municipal Portfolio • Schedule of Investments
October 31, 2006

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	FLORIDA—11.1%
$7,025,000	Alachua Cty. HFA Rev. Bonds (Brookside Apts. Proj.) 3.60% (LOC: FNMA) (Note C)	3.60	$ 7,025,000
2,500,000	HFA Rev. Bonds (Heritage Pointe Proj.) 3.60% (LOC: FNMA) (Note C)	3.60	2,500,000
11,200,000	Indian River Cty. Hosp. Dist. Rev. Bonds, Ser. 1988, 3.57%, due 12/5/06 (LOC: Wachovia Bank, NA)	3.57	11,200,000
5,250,000	Indian River Cty. Hosp. Dist. Rev. Bonds, Ser. 1989, 3.55%, due 11/7/06 (LOC: Wachovia Bank, NA)	3.55	5,250,000
3,700,000	Indian River Cty. Hosp. Dist. Rev. Bonds, Ser. 1990, 3.55%, due 2/8/07 (LOC: Wachovia Bank, NA)	3.55	3,700,000
7,800,000	Miami-Dade Cty. IDA Rev. Bond, 3.62% (LOC: JPMorgan Chase Bank, NA) (Note C)	3.62	7,800,000
34,834,000	Miami-Dade Cty. Aviation CP Notes, Ser. A, 3.58%, due 12/7/06 (LOC: BNP Paribas; Dexia Credit Local)	3.58	34,834,000
10,000,000	St. Petersburg Health Facs. Rev. Bonds, 3.57% (LOC: Bank of America) (Note C)	3.57	10,000,000

			82,309,000

	GEORGIA—6.0%
1,400,000	Gwinnett Cty. IDRB (Barco Inc. Proj.) 3.67% (LOC: Wachovia Bank, NA) (Note C)	3.67	1,400,000
10,000,000	Metropolitan Atlanta Rapid Transit Auth. Rev. Bonds, Ser. B, 3.63%, due 11/3/06 (LOC: Dexia Credit Local)	3.63	10,000,000
11,900,000	Municipal Elec. Auth. Rev. Bonds, Ser. A, 3.47%, due 11/1/06 (LOC: Bayerische Landesbank GZ; Bank of America, NA; WestLB AG)	3.47	11,900,000
20,000,000	Municipal Elec. Auth. Rev. Bonds, Ser. A, 3.43%, due 11/8/06 (LOC: JPMorgan Chase Bank, NA)	3.43	20,000,000
1,150,000	Valdosta Lowndes Cty. IDRB (Reames Cos. Proj.), Ser. 1998, 3.62% (LOC: Bank of America, NA) (Note C)	3.62	1,150,000

			44,450,000

	ILLINOIS—7.4%
4,960,000	Chicago Enterprise Zone Rev. Bonds, 3.62% (LOC: Harris Bank, NA) (Note C)	3.62	4,960,000
4,440,000	Chicago Water Rev. Bonds (MERLOT) 3.37%, put 1/18/07 (LIQ: Wachovia Bank, NA) (Note E)	3.37	4,440,000
400,000	DFA Rev. Bonds (Overton Gear & Tool Corp.) 3.64% (LOC: LaSalle Bank, NA) (Note C)	3.64	400,000
400,000	DFA Rev. Bonds (Profile Plastics Proj.) 3.71% (LOC: LaSalle Bank, NA) (Note C)	3.71	400,000

54

TD ASSET MANAGEMENT USA FUNDS INC.
Municipal Portfolio • Schedule of Investments
October 31, 2006

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$10,995,000	Dupage & Cook Ctys. GO Bonds (Munitops), 3.61% (LIQ: ABN-Amro Bank) (Notes C, E)	3.61	$ 10,995,000
14,000,000	Fin. Auth. Rev. Bonds (North Park Univ. Proj.) 3.57% (LOC: JPMorgan Chase Bank, NA) (Note A)	3.57	14,000,000
2,100,000	Lake Cty. Solid Waste Rev. Bonds (Countryside Landfill Inc.) 3.64% (LOC: JPMorgan Chase Bank, NA) (Note C)	3.64	2,100,000
725,000	Lake Cty. Solid Waste Rev. Bonds, Ser. 96, 3.71% (LOC: LaSalle Bank, NA) (Note C)	3.71	725,000
1,165,000	Lake Cty. Solid Waste Rev. Bonds, Ser. 97, 3.71% (LOC: LaSalle Bank, NA) (Note C)	3.71	1,165,000
2,490,000	North Aurora IDRB (Oberweiss Dairy Inc. Proj.) 3.64% (LOC: LaSalle Bank, NA) (Note C)	3.64	2,490,000
3,630,000	Oswego IDRB (Griffith Labs Proj.) 3.80% (LOC: LaSalle Bank, NA) (Note C)	3.80	3,630,000
5,000,000	Paris IDRB (Simonton Building Products Inc. Proj.) 3.71% (LOC: PNC Bank, NA) (Note C)	3.71	5,000,000
1,600,000	Richmond IDRB (Maclean Fogg Co. Proj.) 3.64% (LOC: Bank of America, NA) (Note C)	3.64	1,600,000
350,000	Will & Kankakee Ctys. Community School District GO Notes, 3.30%, due 11/1/06 (Insured: FSA)	3.30	350,000
2,500,000	Will Cty. Fac. Rev. Bonds (BP Amoco Chemical), Ser. 1998, 3.66% (Note C)	3.66	2,500,000

			54,755,000

	INDIANA—4.5%
24,000,000	DFA Rev. Bonds (Pure Air on Lake Proj.) 3.52%, due 2/6/07 (LOC: Landesbank Hessen-Theuringen GZ)	3.52	24,000,000
300,000	DFA Rev. Bonds (Sheet Metal Workers Local 20) 3.68% (LOC: US Bank, NA) (Note C)	3.68	300,000
2,340,000	East Chicago EDA Rev. Bonds (Robinson Steel Inc. Proj.) 3.71% (LOC: LaSalle Bank, NA) (Note C)	3.71	2,340,000
5,500,000	Hsg. & Community Dev. Auth. Rev. Notes, 3.50%, due 12/14/06 (GIC: AIG)	3.50	5,500,000
1,150,000	Scott Cty. EDA Rev. Bonds (Scott Cty. Family YMCA Inc.)3.75% (LOC: Bank One, NA) (Note C)	3.75	1,150,000

			33,290,000

	IOWA—0.2%
1,200,000	Dubuque (Jeld-Wen Inc. Proj.), Ser. 1988, 3.71% (LOC: LaSalle Bank, NA) (Note C)	3.71	1,200,000

55

TD ASSET MANAGEMENT USA FUNDS INC.
Municipal Portfolio • Schedule of Investments
October 31, 2006

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	KANSAS—0.2%
$1,765,000	Sedgewick & Shawnee Ctys. Rev. Bonds (MERLOT) 3.65% (LIQ: Wachovia Bank, NA) (Notes C, E)	3.65	$ 1,765,000

	KENTUCKY—3.4%
320,000	Cynthiana IDRB (Bullard Co. Proj.) 3.67% (LOC: Bank One, NA) (Note C)	3.67	320,000
20,000,000	Danville Multi-City Lease Rev. Bonds, 3.70%, due 12/6/06 (LOC: Fifth Third Bank)	3.70	20,000,000
4,700,000	Mayfield IDRB (Seaboard Farms of KY Inc. Proj.) 3.65% (LOC: SunTrust Bank) (Note C)	3.65	4,700,000

			25,020,000

	LOUISIANA—4.0%
15,405,000	Jefferson ParishHospital Rev. Bonds (Putter #522) 3.62% (LOC: JPMorgan Chase Bank, NA) (Notes C, E)	3.62	15,405,000
14,600,000	New Orleans Sales Tax Rev. Bonds, 3.66% (LIQ: Lehman Brothers Holdings Inc.) (Notes C, E)	3.66	14,600,000

			30,005,000

	MAINE—1.9%
1,065,000	Fin. Auth. Rev. Bonds (Brunswick Publishing) 3.66% (LOC: SunTrust Bank) (Note C)	3.66	1,065,000
8,000,000	Hsg. Auth. Rev. Bonds, Ser. C, 3.50%, put 3/15/07	3.50	8,000,000
5,000,000	Hsg. Auth. Rev. Bonds, Ser. F, 3.37%, put 11/15/06	3.37	5,000,000

			14,065,000

	MARYLAND—1.1%
3,000,000	CDA Rev. Bonds, 3.20%, put 11/24/06	3.20	3,000,000
5,000,000	CDA Rev. Bonds, 3.40%, put 3/7/07	3.40	5,000,000

			8,000,000

	MASSACHUSETTS—0.3%
2,405,000	IDRB (Frequency & Time Sys.) 3.67% (LOC: Wells Fargo) (Note C)	3.67	2,405,000

	MICHIGAN—2.4%
225,000	Durand Area Schools GO Bonds, 5.25%, Pre-Refunded 5/1/07 @ 100 (Note D)	3.60	226,796
8,300,000	HDA Rev. Bonds (Alderwood Proj.) 3.63% (LOC: FHLB) (Note C)	3.63	8,300,000

56

TD ASSET MANAGEMENT USA FUNDS INC.
Municipal Portfolio • Schedule of Investments
October 31, 2006

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$6,835,000	HDA Rev. Bonds (Roaring Forks Municipal Products) 3.69% (LIQ: Bank of New York) (Notes C, E)	3.69	$ 6,835,000
1,570,000	Lowell IDRB (Litehouse Proj.) 3.72% (LOC: Fifth Third Bank) (Note C)	3.72	1,570,000
960,000	Strategic Fund PCR Rev. Bonds (Jo-Mar Family/Troy Tube & Mfg. Proj.) 3.65% (LOC: Fifth Third Bank) (Note C)	3.65	960,000

			17,891,796

	MINNESOTA—4.3%
3,000,000	Eden Prairie MFH Rev. Bonds, 3.66% (LOC: LaSalle Bank, NA) (Note C)	3.66	3,000,000
7,000,000	HFA Rev. Bonds, 3.30%, put 12/4/06 (Insured: MBIA)	3.30	7,000,000
10,000,000	HFA Rev. Bonds, 3.62%, put 11/6/07 (Insured: Rabobank Nederland)	3.62	10,000,000
6,768,000	Minneapolis & St. Paul CP Notes, 3.68%, due 12/5/06 (LOC: WestLB AG)	3.68	6,768,000
5,000,000	St. Paul & Ramsey Cty. Hsg. & Redev. Auth. Rev. Bonds, Ser. 2002A, 3.66% (LOC: LaSalle Bank, NA)(Note C)	3.66	5,000,000

			31,768,000

	MISSISSIPPI—0.1%
400,000	Business Fin. Corp. IDRB (Lehman- Roberts Co. Proj.), Ser. A, 3.67% (LOC: Bank of America, NA) (Note C)	3.67	400,000

	MISSOURI—1.1%
7,465,000	HEFA TRANS, 4.00%, due 11/2/07	3.49	7,502,444
900,000	IDRB (Filtration Group Inc.) 3.69% (LOC: LaSalle Bank, NA) (Note C)	3.69	900,000

			8,402,444

	NEW JERSEY—0.1%
635,000	Hudson Cty. Imp. Auth. Rev. Bonds, 3.67% (LOC: Bank of New York) (Note C)	3.67	635,000

	NEW MEXICO—0.1%
600,000	Albuquerque IDRB (CVI Laser Corp. Proj.), Ser. 1998, 3.67% (LOC: Bank of America, NA) (Note C)	3.67	600,000

	OHIO—0.6%
2,630,000	Solid Waste Rev. Bonds (BP Exploration & Oil Proj.), Ser. 2000, 3.65% (Note C)	3.65	2,630,000

57

TD ASSET MANAGEMENT USA FUNDS INC.
Municipal Portfolio • Schedule of Investments
October 31, 2006

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$1,600,000	Solid Waste Rev. Bonds (BP Exploration & Oil Proj.), Ser. 2002, 3.65% (Note C)	3.65	$ 1,600,000

			4,230,000

	OKLAHOMA—1.4%
2,850,000	Muskogee City & CountyTrust Port Auth. Rev. Bonds, 3.68% (LOC: Bank of America, NA) (Note C)	3.68	2,850,000
7,275,000	Water Resources Board, State Loan Prog. Rev. Bonds, Ser. 2000, 3.60%, put 3/1/07 (SBPA: Bank of America, NA)	3.60	7,275,000

			10,125,000

	OREGON—0.2%
1,720,000	EDR Bonds (Antelope Acquisition Proj.) 3.76% (LOC: US Bank, NA) (Note C)	3.76	1,720,000

	PENNSYLVANIA—6.9%
13,000,000	Higher Educ. Rev. Bonds, Ser. 1994A, 3.63% (LIQ: WestLB AG) (Note C)	3.63	13,000,000
1,100,000	Philadelphia IDRB (Henry H. Ottens Mfg. Proj.) 3.72% (LOC: Wachovia Bank, NA) (Note C)	3.72	1,100,000
3,000,000	Philadelphia School District GO Bonds, 5.50%, due 8/1/07 (Insured: FGIC)	3.49	3,043,933
1,000,000	Philadelphia Water & Wastewater Rev. Bonds, 5.50%, due 6/15/07 (Insured: AMBAC)	3.52	1,011,973
275,000	State College School Dist. GO Bonds, 3.875%, due 9/1/07 (Insured: FGIC)	3.84	275,052
29,548,000	Venango IDA Bonds (Scrubgrass Proj.), Ser. A, 3.57% due 12/4/06 (LOC: Dexia Credit Local)	3.57	29,548,000
3,096,000	Venango IDA Bonds (Scrubgrass Proj.), Ser. A, 3.49% due 12/4/06 (LOC: Dexia Credit Local)	3.49	3,096,000

			51,074,958

	SOUTH CAROLINA—1.5%
1,100,000	Florence Cty. Solid Waste Disp. Rev. Bonds (Roche Carolina, Inc.), Ser. 97, 3.67% (LOC: UBS AG) (Note A)	3.67	1,100,000
1,750,000	Florence Cty. Solid Waste Disp. Rev. Bonds (Roche Carolina, Inc.), Ser. 98, 3.67% (LOC: Deutsche Bank A.G.) (Note C)	3.67	1,750,000
4,000,000	Greenville City & County IDRB (Stevens Aviation Tech. Serv. Facs. Proj.), Ser. 97, 3.67% (LOC: Wachovia Bank, NA) (Note C)	3.67	4,000,000
1,125,000	Jobs EDA Rev. Bonds (Accutrex Precision Prod. Proj.), Ser. 2006, 3.69% (LOC: PNC Bank, NA) (Note C)	3.69	1,125,000

58

TD ASSET MANAGEMENT USA FUNDS INC.
Municipal Portfolio • Schedule of Investments
October 31, 2006

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$1,250,000	Jobs EDA Rev. Bonds (Ellcon National Inc. Proj.) 3.67% (LOC: Wachovia Bank, NA) (Note C)	3.67	$ 1,250,000
2,170,000	Jobs EDA Rev. Bonds (JM Steel Corp. Proj.), Ser. 1999B, 3.69% (LOC: PNC Bank, NA) (Note C)	3.69	2,170,000

			11,395,000

	TENNESSEE—1.5%
1,400,000	Franklin Cty. IDRB (Franklin Ind. Inc. Proj.) 3.70% (LOC: Bank of America, NA) (Note C)	3.70	1,400,000
10,000,000	Metropolitan Government Davidson Cty. Rev. Bonds (ABN-AMRO Munitops), Ser. 1999-1, 3.59% (LIQ: ABN-AMRO Bank, N.V.) (Notes C, E)	3.59	10,000,000

			11,400,000

	TEXAS—9.3%
6,000,000	Dept. of Hsg. & Comm. Affairs Rev. Bonds (Chisholm Trails Apts.) 3.64% (LIQ: FNMA) (Note C)	3.64	6,000,000
10,000,000	Harris Cty. GO TANS, 4.50% due 2/28/07	3.50	10,031,779
12,800,000	Harris Cty. HFC Rev. Bonds, 3.66% (LIQ: Lehman Brothers Holding Inc.) (Notes C, E)	3.66	12,800,000
3,800,000	Houston Hotel Occupancy CP Notes, 3.50%, due 11/2/06 (LOC: Bank of New York)	3.50	3,800,000
7,000,000	Manor ISD GO Bonds (Munitops 2006-59) 3.61% (LIQ: ABN-Amro Bank) (Notes C, E)	3.61	7,000,000
7,058,000	Mansfield ISD GO Bonds (Roaring Forks Municipal Prods.) 3.63% (LIQ: Bank of New York) (Notes C, E)	3.63	7,058,000
14,825,000	Northside ISD GO Bonds (Munitops 2006-23) 3.61% (LIQ: ABN-Amro Bank) (Notes C, E)	3.61	14,825,000
1,700,000	San Antonio Airport Sys. Rev. Bonds (Cessna Aircraft) 3.67% (LOC: Bank of America, NA) (Note C)	3.67	1,700,000
3,865,000	San Antonio Educ. Facs. Rev. Bonds (St. Anthony Catholic High School) 3.61% (LOC: Bank One, NA) (Note C)	3.61	3,865,000
2,000,000	San Antonio IDA Rev. Bonds (LGCBuilding LLC & KLN Steel Prod. Co. Ltd. Proj.), Ser. 1998, 3.67% (LOC: Bank of America, NA) (Note C)	3.67	2,000,000

			69,079,779

	UTAH—3.8%
24,000,000	Board of Regents Student Loan Rev. Bonds, 3.63% (LOC: DEPFA Bank) (Note C)	3.63	24,000,000
4,260,000	Intermountain Power Agency Rev. Bonds, 3.60%, put 12/1/06 (LOC: Morgan Stanley Bank)	3.60	4,260,000

			28,260,000

59

TD ASSET MANAGEMENT USA FUNDS INC.
Municipal Portfolio • Schedule of Investments
October 31, 2006

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	VARIOUS STATES—4.5%
$22,500,658	FHLMC MFC Rev. Bonds, Ser. M002, 3.66% (LIQ: FHLMC) (Notes C, E)	3.66	$ 22,500,658
10,736,322	FHLMC MFC Rev. Bonds, Ser. M008, 3.66% (LIQ: FHLMC) (Notes C, E)	3.66	10,736,322

			33,236,980

	VIRGINIA—1.1%
8,000,000	Chesapeake GO Bonds (Eagle Trust), Ser. 98-4601, 3.61% (LIQ: Citigroup, NA) (Notes C, E)	3.61	8,000,000

	WASHINGTON—11.8%
800,000	EDA Rev. Bonds (Seadrunar Proj.) 3.64% (LOC: US Bank, NA) (Note C)	3.64	800,000
9,320,000	HFC Rev. Bonds (Boardwalk Apts. Proj.) 3.64% (LOC: FNMA) (Note C)	3.64	9,320,000
6,200,000	HFC Rev. Bonds (Bremerton Senior Living) 3.64% (LOC: FNMA) (Note C)	3.64	6,200,000
6,365,000	HFC Rev. Bonds (Eagle’s Landing Apt. Proj.) 3.64% (LOC: FNMA) (Note C)	3.64	6,365,000
1,700,000	HFC Rev. Bonds (Lake Washington Apt. Proj.) 3.68% (LOC: Bank of America, NA) (Note C)	3.68	1,700,000
2,000,000	HFC Rev. Bonds (Merrill Gardens Proj.), Ser. A, 3.64% (LOC: FNMA) (Note C)	3.64	2,000,000
2,250,000	HFC Rev. Bonds (Oxford Square Apts. Proj.), Ser. A, 3.69% (LOC: US Bank, NA) (Note C)	3.69	2,250,000
2,000,000	HFC Rev. Bonds (Twin Ponds Proj.) 3.67% (LOC: US Bank, NA) (Note C)	3.67	2,000,000
4,620,000	HFC Rev. Bonds (Woodlands Proj.), Ser. A, 3.64% (LOC: FNMA) (Note C)	3.64	4,620,000
1,500,000	Kitsap Cty. IDA Rev. Bonds, 3.67% (LOC: Wells Fargo Bank) (Note C)	3.67	1,500,000
1,000,000	Olympia EDC Rev. Bonds (Spring Air Northwest Proj.) 3.69% (LOC: US Bank, NA) (Note C)	3.69	1,000,000
14,945,000	Port of Seattle Rev. Bonds, Ser. 2001B1, 3.55%, due 11/2/06 (LOC: Bank of America, NA)	3.55	14,945,000
12,395,000	Port of Seattle Rev. Bonds, Ser. 2002B2, 3.55%, due 11/6/06 (LOC: Bayerische Landesbank GZ)	3.55	12,395,000
3,785,000	Port of Seattle Rev. Bonds, Ser. 2002B2, 3.55%, due 2/8/07 (LOC: Bayerische Landesbank GZ)	3.55	3,785,000
18,750,000	Public Power Supply Rev. Bonds (MERLOT) 3.45%, put 2/1/07 (LIQ: Wachovia Bank, NA) (Notes C, E)	3.45	18,750,000

			87,630,000

60

TD ASSET MANAGEMENT USA FUNDS INC.
Municipal Portfolio • Schedule of Investments
October 31, 2006

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	WISCONSIN—1.2%
$3,000,000	Appleton IDRB (Pensar Electric Solutions Proj.) 3.80% (LOC: Bank One, NA) (Note C)	3.80	$ 3,000,000
1,790,000	Grand Chute IDRB (Surface Mount Technology Proj.) 3.80% (LOC: Bank One, NA) (Note C)	3.80	1,790,000
2,000,000	Lake Geneva GenoaCity BANS, 4.00%, due 10/15/07	3.50	2,002,205
2,175,000	Lake Geneva School Dist. BANS, 4.00%, due 10/15/07	3.50	2,177,399

			8,969,604

	TOTAL MUNICIPAL OBLIGATIONS (cost $738,095,548)—99.6%		738,095,548

	OTHER ASSETS AND LIABILITIES, NET—0.4%		2,775,118

	NET ASSETS—100.0%		$ 740,870,666

Please see accompanying notes to financial statements.

61

TD ASSET MANAGEMENT USA FUNDS INC.
California Municipal Money Market Portfolio • Schedule of Investments
October 31, 2006
PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	MUNICIPAL OBLIGATIONS

	CALIFORNIA—93.7%
$3,200,000	ABAG Fin. Auth. Rev. Bonds (Auth. For Non-Profit Corps.) 3.57% (LOC: Allied Irish Banks, PLC) (Note C)	3.57	$ 3,200,000
8,200,000	ABAG Fin. Auth. Rev. Bonds (Paragon Apts.) 3.60% (LOC: Comerica Bank) (Note C)	3.60	8,200,000
9,000,000	Alameda Corridor Trans. Auth. Rev. Bonds (Trust Receipts), Ser. CMC1, 3.63% (LIQ: JPMorgan Chase Bank, NA) (Notes C, E)	3.63	9,000,000
3,495,000	Baldwin Park COP, 3.50% (LOC: Allied Irish Banks, PLC) (Note C)	3.50	3,495,000
7,524,000	Dept. of Water Resources Rev. Bonds, 3.36%, due 11/2/06 (LIQ: Landesbank Hessen-Theuringen GZ)	3.36	7,524,000
7,219,000	Dept. of Water Resources Rev. Bonds, 3.45%, due 11/7/06 (LIQ: Landesbank Hessen-Theuringen GZ)	3.45	7,219,000
5,088,000	Dept. of Water Resources Rev. Bonds, 3.47%, due 11/2/06 (LIQ: Landesbank Hessen-Theuringen GZ)	3.47	5,088,000
25,766,206	FHLMC MFC Rev. Bonds, Ser. M001, 3.66% (LIQ: FHLMC) (Notes C, E)	3.66	25,766,206
10,876,729	FHLMC MFC Rev. Bonds, Ser. M007, 3.66% (LIQ: FHLMC) (Notes C, E)	3.66	10,876,729
2,985,000	Fresno Airport Rev. Bonds (MERLOT), Ser. 2000B1, 3.63% (LIQ: Wachovia Bank, NA) (Notes C, E)	3.63	2,985,000
12,000,000	GO RANS, 4.50%, due 6/29/07	3.40	12,084,351
14,000,000	Golden Gate Bridge & Highway Rev. Bonds, 3.52%, due 11/9/06 (LIQ: JPMorgan Chase Bank, NA)	3.52	14,000,000
3,560,000	Infrastructure & EDR Bonds (Hydro Systems Proj.) 3.57% (LOC: Comerica Bank, NA) (Note C)	3.57	3,560,000
1,500,000	Infrastructure & EDR Bonds (Nature Kist Snacks Proj.) 3.60% (LOC: Wells Fargo Bank, NA) (Note C)	3.60	1,500,000
10,000,000	Infrastructure & EDR Bonds (Salvation ArmyWestern Territory) 3.40%, due 11/13/06 (LOC: Bank of America, NA)	3.40	10,000,000
1,825,000	Infrastructure & EDR Bonds, Ser. A, 3.57% (LOC: Comerica Bank, NA) (Note C)	3.57	1,825,000
7,700,000	Lancaster Redev. Agency Rev. Bonds (Cedar Creek Proj.) 3.57% (LOC: FNMA) (Note C)	3.57	7,700,000
8,000,000	Lancaster Redev. Agency Rev. Bonds 3.53% (LIQ: Lehman Brothers Holding Inc.) (Notes C, E)	3.53	8,000,000
19,000,000	Livermore Redev. Agency Hsg. Rev. Bonds, 3.57% (LOC: FHLB) (Note C)	3.57	19,000,000
10,298,000	Los Angeles Comm. Redev. Agy. Rev. Bonds (Alexandria-Roaring Forks) 3.62% (LIQ: Bank of New York) (Notes C, E)	3.62	10,298,000

62

TD ASSET MANAGEMENT USA FUNDS INC.
California Municipal Money Market Portfolio • Schedule of Investments
October 31, 2006
PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$11,649,000	Los Angeles Cty. Metropolitan Transportation Rev. Bonds, 3.60%, due 11/3/06 (LOC: Dexia Credit Local, BNP Paribas)	3.60	$ 11,649,000
9,480,000	Los Angeles Harbor Dept. Rev. Bonds (MERLOT) 3.63% (LIQ: Bank of New York) (Notes C, E)	3.63	9,480,000
10,000,000	Los Angeles Municipal Imp. Auth. Rev. Bonds CP Notes, 3.61%, due 12/6/06 (LOC: Bank of America, NA)	3.61	10,000,000
5,000,000	Los Angeles Municipal Imp. Auth. Rev. Bonds CP Notes, 3.51%, due 12/6/06 (LOC: Bank of America, NA)	3.51	5,000,000
7,000,000	Los Angeles Wastewater Sys. Rev. Bonds, (Eagle Trust), 3.58%, (LIQ: Citigroup, NA) (Notes C, E)	3.58	7,000,000
2,500,000	Northern CA Transmission CP Notes, 3.43%, due 12/4/06 (LIQ: WestLB AG)	3.43	2,500,000
9,770,000	Northern CA Transmission CP Notes, 3.49%, due 12/4/06 (LIQ: WestLB AG)	3.49	9,770,000
500,000	Ontario IDA Rev. Bonds (Winsford Partners), Ser. A, 3.45% (LOC: Citigroup, NA) (Note C)	3.45	500,000
3,800,000	PCR Fin. Auth. Rev. Bonds (Pacific Gas & Electric), Ser. B, 3.62% (LOC: Bank One, NA) (Note C)	3.62	3,800,000
10,000,000	Port of Oakland CP Notes, Ser. D, 3.42%, due 12/5/06 (LOC: BNP Paribas, Lloyds Bank)	3.42	10,000,000
2,175,000	Public Works Rev. Bonds (Putters 610) 3.59% (LIQ: JPMorgan Chase Bank) (Notes C, E)	3.59	2,175,000
2,800,000	Riverside Cty. COP, 3.48%, due 11/1/06 (LOC: Bank of America, NA)	3.48	2,800,000
3,910,000	Sacramento Cty. Sanitation Dist. GO Bonds (MERLOT), Ser. 2000SSS, 3.58% (LIQ: Wachovia Bank, NA) (Notes C, E)	3.58	3,910,000
2,000,000	Sacramento MUD Rev. Bonds (MERLOT) Ser. 2000 A10,3.58% (LIQ: Wachovia Bank, NA) (Notes C, E)	3.58	2,000,000
1,000,000	San Diego Cty. COP Rev. Bonds (San Diego Museum of Art Proj.) 3.57% (LOC: Allied Irish Bank, PLC) (Note C)	3.57	1,000,000
5,000,000	San Diego Hsg. Rev. Bonds, 3.63% (LOC: Citigroup, NA) (Note C)	3.63	5,000,000
13,500,000	San Diego USD GO Bonds (MUNITOPS) 3.57% (LIQ: ABN-AMRO Bank) (Notes C, E)	3.57	13,500,000
1,645,000	San Francisco City & County Hsg. Rev. Bonds (Derek Silva Community) 3.58% (LOC: Citibank, NA) (Note C)	3.58	1,645,000
6,161,000	Santa Clara Valley Water Dist. Rev. Bonds, 3.56%, due 11/6/06 (LOC: WestLB AG)	3.56	6,161,000
3,783,000	Santa Clara Valley Water Dist. Rev. Bonds, 3.42%, due 11/6/06 (LOC: WestLB AG)	3.42	3,783,000
1,005,000	Santa Clara Valley Water Dist. Rev. Bonds, 3.34%, due 11/6/06 (LOC: WestLB AG)	3.34	1,005,000

63

TD ASSET MANAGEMENT USA FUNDS INC.
California Municipal Money Market Portfolio • Schedule of Investments
October 31, 2006
PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$2,000,000	Statewide CDA Rev. Bonds (Chevron USA Inc. Proj.), Ser. 1994, 3.57% (Note C)	3.57	$ 2,000,000
3,340,000	Statewide CDA Rev. Bonds (Crossing Sr. Proj.) 3.60% (LOC: Citigroup, NA) (Note C)	3.60	3,340,000
2,000,000	Statewide CDA Rev. Bonds (Maple Square Apts. Proj.) 3.60% (LOC: Citigroup, NA) (Note C)	3.60	2,000,000
3,600,000	Statewide CDA Rev. Bonds (Pavillion Apts.) 3.57% (LIQ: FNMA) (Note C)	3.57	3,600,000
3,825,000	Statewide CDA Rev. Bonds (Tyrella Gardens Apt. Proj.) 3.57% (LOC: Citigroup, NA) (Note C)	3.57	3,825,000

			298,764,286

	PUERTO RICO—5.2%
13,500,000	Commonwealth TOC’s Trust, Ser. 2001-1, 3.57% (LIQ: Bank of New York) (Notes C, E)	3.57	13,500,000
3,000,000	Highway & Transportation Auth. Rev. Bonds (ROC II TR1) 3.57% (LIQ: Citigroup, NA) (Notes C, E)	3.57	3,000,000

			16,500,000

	TOTAL MUNICIPAL OBLIGATIONS (cost $315,264,286)—98.9%		315,264,286

	OTHER ASSETS AND LIABILITIES, NET—1.1%		3,547,358

	NET ASSETS—100.0%		$ 318,811,644

Please see accompanying notes to financial statements.

64

TD ASSET MANAGEMENT USA FUNDS INC.
New York Municipal Money Market Portfolio • Schedule of Investments
October 31, 2006

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	MUNICIPAL OBLIGATIONS

	NEW YORK—93.7%
$650,000	Allegany Cty. IDA Rev. Bonds (Atlantic Richfield Proj.) 3.65% (Note C)	3.65	$ 650,000
1,685,000	Dorm. Auth. Rev. Bonds (Columbia University)3.45%, due 2/8/07	3.45	1,685,000
5,000,000	Dorm. Auth. Rev. Bonds (Cornell University) 3.48%, due 11/1/06	3.48	5,000,000
540,000	Dorm. Auth. Rev. Bonds (MERLOT), Ser. A30, 3.59% (LIQ: Wachovia Bank, N.A) (Notes C, E)	3.59	540,000
2,000,000	Dutchess Cty. IDA Rev. Bonds (Marist College) 3.56% (LOC: Bank of New York) (Note C)	3.56	2,000,000
7,975,000	East RochesterVillage Hsg. Auth. Rev. Bonds (Roaring Forks Proj.) 3.62% (LIQ: FNMA) (Notes C, E)	3.62	7,975,000
2,000,000	Energy Research & Dev. Auth. Facs. Rev. Bonds, Ser. C1, 3.57% (LOC: Citigroup, NA) (Note C)	3.57	2,000,000
995,000	Environmental Facs. Rev. Bonds (Putter 613) 3.60% (LIQ: JPMorgan Chase Bank, NA) (Notes C, E)	3.60	995,000
5,200,000	Environmental Quality GO Bonds, 3.61%, put 1/16/07 (LOC: WestLB AG)	3.61	5,200,000
2,000,000	Environmental Quality GO Bonds, Ser. A, 3.50%, due 1/18/07 (LOC: Bayerische Landesbank GZ & Landesbank Hessen-Theuringen GZ)	3.50	2,000,000
2,580,000	Geneva HFA Rev. Bonds (Depaul Community Facs.), Ser. A, 3.57% (LOC: FHLB) (Note C)	3.57	2,580,000
5,500,000	GO Bonds, Ser. A, 3.60%, put 1/16/07 (LOC: Dexia Credit Local)	3.60	5,500,000
10,000,000	Hempstead IDA Rev. Bonds, 3.67% (LIQ: Lehman Brothers Holdings Inc.) (Notes C, E)	3.67	10,000,000
3,000,000	HFA Rev. Bonds (1500 Lexington Ave. Proj.), Ser. A, 3.59% (LIQ: FNMA) (Note C)	3.59	3,000,000
1,500,000	HFA Rev. Bonds (250 West 93rd St. Proj.), Ser. A, 3.61% (LOC: Fleet National Bank) (Note C)	3.61	1,500,000
3,100,000	HFA Rev. Bonds (345 East 94th St. Proj.), Ser. A, 3.57% (LOC: FHLMC) (Note C)	3.57	3,100,000
6,600,000	HFA Rev. Bonds (350 West 43rd St. Proj.), Ser. A, 3.61% (LOC: Landesbank Hessen-Theuringen GZ) (Note C)	3.61	6,600,000
5,000,000	HFA Rev. Bonds (Clinton Green South Proj.), Ser. A, 3.60% (LOC: Bank of America, NA) (Note C)	3.60	5,000,000
1,400,000	HFA Rev. Bonds (Gethsemane Apts. Proj.), Ser. A, 3.61% (LOC: FHLB) (Note C)	3.61	1,400,000

65

TD ASSET MANAGEMENT USA FUNDS INC.
New York Municipal Money Market Portfolio • Schedule of Investments
October 31, 2006

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$6,125,000	HFA Rev. Bonds (Normandie Court), 3.55% (LOC: Landesbank Hessen-Theuringen GZ) (Note C)	3.55	$ 6,125,000
2,250,000	HFA Rev. Bonds (West 38th St. Proj.), 3.57%(LOC: FNMA) (Note C)	3.57	2,250,000
3,600,000	LGAC Rev. Bonds, 3.54% (LOC: Societe Generale) (Note C)	3.54	3,600,000
2,000,000	Long Island Power Auth. Rev. Bonds, 3.47%, due 2/5/07 (LOC: JPMorgan Chase Bank, NA)	3.47	2,000,000
3,525,000	Long Island Power Auth. Rev. Bonds, Ser. 2B2, 5.50%, due 12/1/06 (Insured: AMBAC)	3.47	3,530,627
1,695,000	Mortgage Agency Rev. Bonds (MERLOT), Ser. A11, 3.59% (LIQ: Wachovia Bank, NA) (Notes C, E)	3.59	1,695,000
530,000	Mortgage Agency Rev. Bonds (MERLOT), Ser. A33, 3.59% (LIQ: Wachovia Bank, NA) (Notes C, E)	3.59	530,000
4,000,000	MTA Rev. Bonds (Lehman), Ser. K3, 3.57% (LIQ: Lehman Brothers Holding, Inc.) (Notes C, E)	3.57	4,000,000
7,000,000	NYC Cultural Res. Rev. Bonds (American Museum of Natural History/MUNITOPS) 3.59% (LIQ: ABN-AMRO Bank NV) (Notes C, E)	3.59	7,000,000
500,000	NYC GO Bonds, Ser. 1994E4, 3.60% (LOC: State Street Bank) (Note C)	3.60	500,000
4,900,000	NYC GO Bonds, Ser. 1995F6, 3.56% (LOC: JPMorgan Chase Bank, NA) (Note C)	3.56	4,900,000
4,200,000	NYC HDC Rev. Bonds (1090 Franklin Ave. Proj.) 3.60% (LOC: Citigroup, NA) (Note C)	3.60	4,200,000
1,000,000	NYC IDA Rev. Bonds (Abraham Joshua Heschel Proj.) 3.62% (LOC: Allied Irish Bank, PLC) (Note C)	3.62	1,000,000
2,000,000	NYC IDA Rev. Bonds (Professional ChildrensSchool) 3.57% (LOC: Wachovia Bank, NA) (Note C)	3.57	2,000,000
700,000	NYC IDA Rev. Bonds (USA Waste Services) 3.56% (LOC: JPMorgan Chase Bank, NA) (Note C)	3.56	700,000
1,910,000	NYC Muni Water Fin. Auth. Rev. Bonds, Ser. AA1, 3.60% (LIQ: State Street Bank, Calsters) (Note C)	3.60	1,910,000
1,000,000	NYC Transitional Fin. Auth. Rev. Bonds (Eagle Trust) 3.60% (LIQ: Citigroup, NA) (Notes C, E)	3.60	1,000,000
2,000,000	NYC Transitional Fin. Auth. Rev. Bonds, Ser. 1B, 3.54% (LIQ: Societe Generale) (Note C)	3.54	2,000,000
970,000	Port Authority of NY & NJ Rev. Bonds (Special Oblig.MERLOT), Ser. B05, 3.64% (LIQ: Wachovia Bank, NA) (Notes C, E)	3.64	970,000

66

TD ASSET MANAGEMENT USA FUNDS INC.
New York Municipal Money Market Portfolio • Schedule of Investments
October 31, 2006

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$6,063,000	Power Auth. Rev. Bonds CP Notes, Ser. 1, 3.50%, due 12/4/06 (LIQ: JPMorgan Chase Bank, NA, Bank of Nova Scotia, Bank of New York, Bayerische Landesbank GZ, Wachovia Bank, NA, Landesbank Baden-Wurttemberg GZ, State Street Bank)	3.50	$ 6,063,000
2,365,000	Suffolk Cty. IDA Rev. Bonds (Target Rock Corp.), Ser. 1987, 3.30% (LOC: Bank of Nova Scotia) (Note C)	3.30	2,365,000
5,000,000	Thruway Auth. Service Contract Rev. Bonds (Eagle Trust), Ser. 2000305, 3.60% (LIQ: Citigroup, NA) (Notes C, E)	3.60	5,000,000
5,000,000	Triborough Bridge & Tunnel Auth. Rev. Bonds (MUNITOPS), Ser. 2002-31, 3.59% (LIQ: ABN-AMRO Bank NV) (Notes C, E)	3.59	5,000,000
3,500,000	Westchester Cty. IDRB (Levister Redev.) 3.57% (LOC: Bank of New York) (Note E)	3.57	3,500,000

			138,563,627

	PUERTO RICO—4.7%
7,000,000	Commonwealth TOC Trust, Ser. 2001-1, 3.57% (LIQ: Bank of New York) (Notes C, E)	3.57	7,000,000

	TOTAL MUNICIPAL OBLIGATIONS (cost $145,563,627)—98.4%		145,563,627

	OTHER ASSETS & LIABILITIES, NET—1.6%		2,388,285

	NET ASSETS—100.0%		$ 147,951,912

Please see accompanying notes to financial statements.

67

TD ASSET MANAGEMENT USA FUNDS INC.

Notes to Schedules of Investments

October 31, 2006

(A)	Variable rate securities. The rates shown are the current rates on October 31, 2006. Dates shown represent the next interest reset date.

(B)	These obligations were acquired for investment, not with intent to distribute or sell. They are restricted as to public resale. These obligations were acquired at a cost of par. On October 31, 2006, the aggregate market value of these securities, valued at amortized cost, is $599,200,000 and $155,000,000 representing 5.9% and 9.1% of net assets of the Money Market Portfolio and US Government Portfolio, respectively.

(C)	Security payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(D)	Bonds which are prerefunded or escrowed to maturity are collateralized by US Government Securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(E)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On October 31, 2006, these securities amounted to $1,938,685,968 or 19.2% of net assets of the Money Market Portfolio, $187,500,603 or 25.3% of net assets of the Municipal Portfolio, $121,490,935 or 38.1% of net assets of the California Municipal Money Market Portfolio, and $55,205,000 or 37.3% of net assets of the New York Municipal Money Market Portfolio. These securities have been deemed liquid by the Board of Directors.

(F)	Security may be extended at issuer’s option as a floating rate note with a final maturity no longer than 390 days from date of purchase. Maturity date listed is the expected redemption date.

(G)	Security may be called at issuer’s option prior to maturity date.

68

TD ASSET MANAGEMENT USA FUNDS INC.

Notes to Schedules of Investments

October 31, 2006

Description of Abbreviations

ABAG	Association of Bay Area Governments
AIG	American International Group
AMBAC	American Municipal Bond Assurance Corporation
BANS	Bond Anticipation Notes
CDA	Community Development Authority
COP	Certificates of Participation
CP	Commercial Paper
DFA	Developmental Finance Authority
EDA	Economic Development Authority
EDC	Economic Development Corporation
EDR	Economic Development Revenue
FGIC	Financial Guaranty Insurance Company
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Fannie Mae
FSA	Financial Security Assurance Inc.
GIC	Guaranteed Investment Contract
GO	General Obligation
GTY	Guarantee
HDA	Housing Development Authority
HDC	Housing Development Corporation
HEFA	Housing & Educational Finance Authority
HFA	Housing Finance Authority
HFC	Housing Finance Commission
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bond
ISD	Independent School District
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Insurance Corporation
MFC	Multifamily Certificates
MFH	Multifamily Housing
MTA	Metropolitan Transportation Authority
MTN	Medium Term Note
MUD	Municipal Urban Development
PCFA	Pollution Control Finance Authority
PCR	Pollution Control Revenue Bond
RANS	Revenue Anticipation Notes
SBPA	Standby Bond Purchase Agreement
TANS	Tax Anticipation Notes
TRANS	Tax & Revenue Anticipation Notes
TOC	Tender Option Certificates
USD	Unified School District

69

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
TD Asset Management USA Funds Inc.

We have audited the accompanying statements of assets and liabilities of TD Asset Management USA Funds Inc. (comprising, respectively, the Money Market Portfolio, the US Government Portfolio, the Municipal Portfolio, the California Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio) (the “Funds”), including the schedules of investments, as of October 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting TD Asset Management USA Funds Inc. at October 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with US generally accepted accounting principles.

New York, New York
December 8, 2006

70

SPECIAL MEETINGS OF THE SHAREHOLDERS (unaudited)

A special meeting of the shareholders of TD Waterhouse Family of Funds (currently “TD Asset Management USA Funds Inc.”) (the “Company”) was held on January 31, 2006. At the meeting shareholders voted and approved the following proposals:

Proposal 1: To consider and vote on the election of members to the Board of Directors of the Company.

The results of this meeting are presented below:

Richard W. Dalrymple

	# of Shares	% of Outstanding Shares	% of Shares Present

Affirmative	4,352,565,807	47.76%	93.19%
Against	0
Withhold	317,872,947	3.49%	6.81%

Total	4,670,438,754	51.24%	100.000%

Peter B.M. Eby

	# of Shares	% of Outstanding Shares	% of Shares Present

Affirmative	4,352,353,590	47.75%	93.19%
Against	0
Withhold	318,085,164	3.49%	6.81%

Total	4,670,438,754	51.24%	100.000%

George F. Staudter

	# of Shares	% of Outstanding Shares	% of Shares Present

Affirmative	4,352,626,054	47.76%	93.20%
Against	0
Withhold	317,812,700	3.49%	6.80%

Total	4,670,438,754	51.24%	100.000%

Lawrence J. Toal

	# of Shares	% of Outstanding Shares	% of Shares Present

Affirmative	4,352,123,046	47.75%	93.18%
Against	0
Withhold	318,315,708	3.49%	6.82%

Total	4,670,438,754	51.24%	100.000%

71

Proposal 2: Approval of a new Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for each series of the Company.

The results of this meeting are presented below:

TD Waterhouse Money Market Portfolio: (currently TDAM Money Market Portfolio)

	# of Shares	% of Outstanding Shares	% of Shares Present

Affirmative	2,881,247,153	44.69%	88.06%
Against	291,102,595	4.52%	8.90%
Withhold	99,489,277	3.09%	3.04%

Total	3,271,839,025	50.75%	100.000%

TD Waterhouse Municipal Portfolio: (currently TDAM Municipal Portfolio)

	# of Shares	% of Outstanding Shares	% of Shares Present

Affirmative	320,162,319	44.88%	86.17%
Against	42,308,779	5.93%	11.39%
Withhold	9,094,478	2.45%	2.45%

Total	371,565,576	52.08%	100.000%

TD Waterhouse US Government Portfolio: (currently TDAM US Government Portfolio)

	# of Shares	% of Outstanding Shares	% of Shares Present

Affirmative	697,296,919	45.75%	86.63%
Against	71,810,525	4.71%	8.92%
Withhold	35,795,500	4.45%	4.45%

Total	804,902,944	52.81%	100.000%

TD Waterhouse California Municipal Portfolio: (currently TDAM California Municipal Portfolio)

	# of Shares	% of Outstanding Shares	% of Shares Present

Affirmative	130,416,773	45.66%	88.38%
Against	12,822,117	4.49%	8.69%
Withhold	4,322,648	2.93%	2.93%

Total	147,561,538	51.67%	100.000%

72

TD Waterhouse New York Municipal Portfolio: (currently TDAM New York Municipal Portfolio)

	# of Shares	% of Outstanding Shares	% of Shares Present

Affirmative	58,347,971	40.79%	78.65%
Against	13,032,928	9.06%	17.48%
Withhold	3,161,771	2.20%	4.24%

Total	74,569,670	51.86%	100.000%

A special meeting of the shareholders of TD Waterhouse Plus Funds, Inc. (the “Plus Funds”) was held on February 22, 2006. At the meeting shareholders voted and approved the following proposal:

Proposal: To approve a Plan of Reorganization Agreement providing for the transfer of substantially all of the assets of the Money Market Plus Portfolio (which is the only series portfolio of the Plus Funds) to the Money Market Portfolio, a series of TD Waterhouse Family of Funds, Inc., (the “Acquiring Fund”) in exchange for the Acquiring Fund’s Premium Class shares having an aggregate net asset value equal to the value of the Money Market Plus Portfolio’s assets and the assumption by the Acquiring Fund of the Money Market Plus Portfolio’s liabilities.

	# of Shares	% of Outstanding Shares	% of Shares Present

Affirmative	419,838,174	46.01%	83.85%
Against	51,445,424	5.63%	10.27%
Withhold	29,384,507	3.22%	5.86%

Total	500,668,105	54.87%	100.00%

73

Directors and Officers Information
(Unaudited)

The following table contains information regarding the Fund’s Directors and Officers. Directors who are not deemed to be “interested persons” of the Fund, as defined in the Investment Company Act of 1940 as amended (the “1940 Act”), are referred to as “Independent Directors.” A Director who is deemed to be an “interested person” of the Fund is referred to as an “Interested Director.” The Fund’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing TD AMERITRADE, Inc., Customer Service, PO Box 2209, Omaha, NE 68103-2209, or by calling 1-800-934-4448.

Name, Address And Age	Position(s) Held with the Fund	Term of Office with the Fund and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Overseen by Director	Other Directorships Held by Director††

Independent Directors

RICHARD W. DALRYMPLE c/o TD Asset Management USA Inc. 31 West 52nd Street New York, NY 10019 Age 63	Director	Since 12/12/95	Chairman of CheckSpring Community Corporation since 2004; Chief Executive Officer of American Red Cross (Nassau County Chapter) from June 2003 through 2004; Chief Operating Officer of National Center for Disability Services in 2002; President of Teamwork Management, Inc. from 1996 through 2001; Trustee of The ShannonMcCormack Foundation since 1988, the Kevin Scott Dalrymple Foundation since 1993; Director of Dime Bancorp, Inc. from 1990 through January 2002; Director of the Council of Independent Colleges since 2000.	5	None

PETER BM EBY c/o TD Asset Management USA Inc. 31 West 52nd Street New York, NY 10019 Age 68	Director	Since 6/6/02	Retired.	5	Director of Leon’s Furniture Limited since May 1977; Director of Sixty-Split Corp. since March 2001; Director of George Weston Limited since May 2000; and Director of RSplit II Corp. since May 2004.

LAWRENCE J. TOAL c/o TD Asset Management USA Inc. 31 West 52nd Street New York, NY 10019 Age 69	Director	Since 12/12/95	Chairman, President and Chief Executive Officer of Dime Bancorp, Inc. from January 1997 through June 2000 and President, and Chief Executive Officer of Dime Bancorp, Inc. from July 2000 through February 2002 and Chief Executive Officer of The Dime Savings Bank of New York, FSB from January 1997 to February 2002.	5	None

Interested Director

GEORGE F. STAUDTER††† c/o TD Asset Management USA Inc. 31 West 52nd Street New York, NY 10019 Age 75	Chairman and Director	Since 12/12/95	Managerial and Financial Consultant, rendering investment management, tax and estate planning services to individual clients, and strategic planning advice to corporate clients since 1989.	5	None

74	75

Name, Address And Age	Position(s) Held with the Fund	Term of Office with the Fund and Length of Time Served†	Principal Occupation(s) During Past 5 Years

Officers Who Are Not Directors

GEORGE O. MARTINEZ c/o BISYS Fund Services 100 Summer Street, Suite 1500 Boston, MA 02110 Age 47	President and Chief Executive Officer	Since 6/5/02

Since August 2002, Senior Vice President — BISYS Fund Services, Inc. From June 2001 to September 2003, Chief Executive Officer & President — FundWatchDog Services LLC. From June2000 to June 2001, Senior Vice President & Senior Managing Counsel — State Street Corporation.

CHRISTOPHER SALFI c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age 42	Treasurer and Chief Financial Officer	Since 3/6/03	Since June 2003, Senior Director of Administration of SEI Investments; from January 1998 to June 2003, Fund Accounting Director–SEI Investments.

RICHARD H. NEIMAN c/o TD Asset Management USA Inc. 31 West 52nd Street New York, NY 10019 Age 56	Chief Legal Officer	Since 6/10/03

Since August 1995, General Counsel, Director and Secretary of the Investment Manager; from July 1994 to January 2006, Executive Vice President, General Counsel, Director and Secretary of TD Waterhouse Group, Inc.; since January 2006, Chairman, President and Chief Executive Officer of TD Bank USA, N.A

KERRY REILLY c/o BISYS Fund Services 100 Summer Street, Suite 1500 Boston, MA 02110 Age 41	Secretary	Since 9/18/06	Since January 2006, employee of BISYS Fund Services; from June 2004 through May 2005, employee of CitiStreet LLC; from June 1987 through October 2001, employee of Fidelity Investments.

MICHELE R. TEICHNER c/o TD Asset Management USA Inc 31 West 52nd Street New York, NY 10019 Age 47	Chief Compliance Officer, Vice President, and Assistant Secretary	Since 6/11/04 and 11/2/99

Since January 2006, Managing Director, and since June 2004, Chief Compliance Officer, of the Investment Manager; Senior Vice President of TD Asset Management USA Inc. (from August 1996 to December 2005) and TD Waterhouse from June 1997 to December 2005.

DAVID A. HARTMAN c/o TD Asset Management USA Inc. 31 West 52nd Street New York, NY 10019 Age 60	Vice President and Assistant Treasurer	Since 12/12/05	Since January 2006, Managing Director and from October 1995 to December 2005, Chief Investment Officer & Senior Vice President of the Investment Manager.

†	There is no set term of office for Directors and Officers. The table shows the time period for which each individual has served as Director and/or Officer.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the 1940 Act, as of October 31, 2006.

76	77

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as a Exhibit.

(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)	(1) The registrant’s board of directors has determined that the registrant has two audit committee financial experts serving on its audit committee.

3(a)	(2) The audit committee financial experts are Richard W. Dalrymple and Lawrence J. Toal, who are each “independent” for purposes of this item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

        (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

2005 – $92,500 2006 – $100,000

        (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

2005 – $5,000 for Review of Form N-1A 2006 – $7,500 for review of the Registration Statement on Form N-14 relating to the merger with TD Waterhouse Plus Funds, Inc.

        (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

        For services rendered by the principal accountant related to the annual tax returns and excise tax returns.

2005 – $35,775 2006 – $46,100

        (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

2005 – $0 2006 – $0

        (e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

        The registrant’s audit committee charter (the “charter”) notes that one of the primarily responsibilities of the Audit Committee is to pre-approve any independent accountants’ engagement to render audit and/or permissible non-audit services, as required by law. In addition to the requirement to pre-approve audit and permissible non-audit services to be rendered to the Fund by its independent accountants, the Audit Committee is currently required to pre-approve non-audit services rendered by the Fund’s independent accountants to the Fund’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser), and any entity controlling, controlled by or under common control with its investment adviser that provides ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The charter also notes that the Audit Committee shall have the duty and power, among other things, (i) to select, retain or terminate independent accountants and, in connection therewith, without limitation, to approve the proposed terms of the independent accountants’ engagement and to approve the fees charged and proposed to be charged by the independent accountants to the Fund for audit and permissible non-audit services; and (ii) to meet with the Fund’s independent accountants at least twice during each fiscal year, including private meetings, and review written materials prepared by the independent accountants, as appropriate, to review all non-audit services provided by the independent accountants that do not require Audit Committee pre-approval and are provided to Covered Service Providers; and (iii) to grant pre-approval to any permissible non-audit services as required by law.

        The Audit Committee may delegate its pre-approval responsibilities to one or more of its members. The member(s) to whom such responsibility is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

             (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2005 – 0% 2006 – 0%

        (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

        Not applicable.

        (g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

2005 – $0 2006 – $0

        (h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

        Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

        (a)(1) The code of ethics that is the subject of disclosure required by Item 2 is attached hereto.

        (a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

        (a)(3) Not applicable.

        (b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   TD Asset Management USA Funds Inc.

By (Signature and Title)*   /s/ David A. Hartman, President

Date   October 15, 2007

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ David A. Hartman, President

Date   October 15, 2007

By (Signature and Title)*   /s/ Christopher Salfi, Treasurer

Date   October 15, 2007

* Print the name and title of each signing officer under his or her signature.